UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 5.2%
AEROSPACE - 0.3%
1,496,203	Sequa Corp. Initial Term Loan B 5.25%, 06/19/2017	1,485,138

ENERGY - 0.4%
833,333	Chief Exploration & Development LLC Second Lien Term Loan 05/12/2021 (b)	854,167
468,671	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	484,196
713,551	FTS International, Inc. Initial Term Loan 5.75%, 04/16/2021	723,251

		2,061,614

HEALTHCARE - 1.3%
3,500,000	Accellent, Inc. Second Lien Initial Term Loan 7.50%, 03/11/2022	3,482,500
769,231	Akorn, Inc. Term Loan 4.50%, 04/16/2021	773,077
418,605	Healogics, Inc. Term Loan 07/01/2021 (b)	420,174
1,090,909	Medpace Holdings, Inc. Initial Term Loan 5.00%, 04/01/2021	1,095,911
1,575,000	Surgery Center Holdings, Inc. Second Lien Term Loan 9.75%, 04/11/2020	1,606,500

		7,378,162

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
INFORMATION TECHNOLOGY - 0.2%
995,000	RP Crown Parent LLC First Lien New Term Loan 6.00%, 12/21/2018	996,866

MEDIA & TELECOMMUNICATIONS - 1.1%
6,000,000	Metro-Goldwyn-Mayer, Inc. Second Lien Term Loan 06/26/2020 (b)	6,084,990

RETAIL - 0.0%
243,902	JC Penney Corp., Inc. Term Loan 5.00%, 06/20/2019	245,046

SERVICE - 0.5%
1,839,490	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	1,863,247
1,023,810	Travelport LLC Tranche 1 Term Loan 9.50%, 01/29/2016	1,057,058

		2,920,305

TRANSPORTATION - 0.0%
148,939	Fram Group Holdings, Inc. and Prestone Holdings, Inc. First Lien Term Loan 07/28/2017 (b)	149,590

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
UTILITY - 1.4%
10,000,000	Texas Competitive Electric Holdings Co., LLC 2017 Extended Term Loan 10/10/2017 (b)	8,208,300

	Total U.S. Senior Loans (Cost $29,089,347)	29,530,011

Non-U.S. Senior Loans (a)(c) - 2.9%
BROADCASTING - 0.3%
1,928,571	Clear Channel Communications, Inc. Tranche D Term Loan 01/30/2019 (b)	1,922,024

CHEMICALS - 0.3%
1,000,000	Signode Industrial Group U.S., Inc. Euro Initial Term Loan 4.25%, 05/01/2021	1,375,996

ENERGY - 0.3%
648,649	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 03/31/2021 (b)	660,409
992,369	MEG Energy Corp. New Term Loan 3.75%, 03/31/2020	995,163

		1,655,572

GAMING & LEISURE - 0.2%
1,000,000	Caesars Entertainment Operating Co. Term Loan B6 5.53%, 01/26/2018	935,315

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (continued)
HEALTHCARE - 0.8%
650,000	Catalent Pharma Solutions, Inc. Term Loan 6.50%, 12/29/2017	657,313
3,890,572	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	3,982,973

		4,640,286

MANUFACTURING - 0.4%
526,316	Husky International Ltd. Second Lien Term Loan 06/30/2022 (b)	530,921
	Doncasters US Finance LLC
406,144	Term Loan B 4.50%, 04/09/2020	408,303
1,103,448	Second Lien Term Loan 9.50%, 10/09/2020	1,122,759
	Flint Group Holdings SA
250,000	Tranche B-9 Dollar Term Loan 12/31/2016 (b)	250,937
175,871	Tranche C-7 Dollar Term Loan 12/30/2016 (b)	176,530

		2,489,450

SERVICE - 0.4%
2,743,056	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	2,182,937

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Senior Loans (continued)
TRANSPORTATION - 0.2%
995,000	Ship Luxco 3 SA Term Loan 4.50%, 11/30/2019	1,001,467

	Total Non-U.S. Senior Loans (Cost $15,996,890)	16,203,047

Non-U.S. Asset-Backed Securities (c)(d) - 7.9%
1,000,000	Aimco CDO Series 2014-AA, Class E 4.82%, 07/20/2026 (e)	897,500
2,000,000	Avenue CLO VI, Ltd. Series 2007-6A, Class E 4.48%, 07/17/2019 (e)	1,905,300
2,000,000	BNPP IP CLO, Ltd. Series 2014-1A, Class C 3.83%, 04/24/2026 (e)	1,898,200
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.06%, 04/13/2025 (e)	895,500
500,000	Duane Street CLO II, Ltd. Series 2006-2A, Class E 3.98%, 08/20/2018 (e)	483,637
2,000,000	Duchess V CLO BV Series V-X, Class D 1.92%, 05/25/2021	2,438,457
1,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.73%, 05/01/2022 (e)	868,250
2,026,620	Eaton Vance CDO VII PLC Series 1-A, Class E1 4.71%, 03/25/2026 (e)	2,649,884
750,000	Fraser Sullivan CLO II, Ltd. Series 2006-2A, Class E 3.73%, 12/20/2020 (e)	714,919

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
	Gannett Peak CLO, Ltd.
750,000	Series 2006-1A, Class C 1.75%, 10/27/2020 (e)	726,244
1,500,000	Series 2006-1A, Class D1 3.78%, 10/27/2020 (e)	1,447,650
1,750,000	Grayson CLO, Ltd. Series 2006-1A, Class C 1.78%, 11/01/2021 (e)	1,517,337
500,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class D 3.73%, 11/20/2020 (e)	482,500
750,000	HarbourView CLO Series 6A, Class D 3.93%, 12/27/2019 (e)	708,750
652,833	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.56%, 11/25/2051 (e)	593,535
1,000,000	Jersey Street CLO, Ltd. Series 2006-1A, Class D 1.78%, 10/20/2018 (e)	953,700
1,500,000	Katonah IX CLO, Ltd. Series 2006-9A, Class B2L 3.73%, 01/25/2019	1,408,950
1,000,000	Landmark VIII CDO, Ltd. Series 2006-8A, Class E 3.83%, 10/19/2020 (e)	951,250
438,217	Mayport CLO, Ltd. Series 2006-1A, Class B2L 4.08%, 02/22/2020 (e)	416,642
459,038	Mountain Capital CLO VI, Ltd. Series 2007-6A, Class E 3.53%, 04/25/2019 (e)	422,315

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
7,200,000	Neptuno CLO II BV Series 2007-2A, Class D 4.39%, 01/16/2023 (e)	9,156,124
944,878	Primus CLO II, Ltd. Series 2007-2A, Class E 4.98%, 07/15/2021 (e)	868,626
	Red River CLO, Ltd.
1,500,000	Series 1A, Class D 1.88%, 07/27/2018 (e)	1,432,500
836,261	Series 1A, Class E 3.98%, 07/27/2018 (e)	770,949
	Rockwall CDO II, Ltd.
900,000	Series 2007-1A, Class A1LB 0.78%, 08/01/2024 (e)	805,500
500,000	Series 2007-1A, Class A3L 1.23%, 08/01/2024 (e)	427,500
978,452	Stratford CLO, Ltd. Series 2007-1A, Class E 4.23%, 11/01/2021 (e)	863,484
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 5.74%, 07/24/2024 (e)	860,000
1,000,000	Westbrook CLO, Ltd. Series 2006-1A, Class E 3.93%, 12/20/2020 (e)	952,500
885,000	Westchester CLO, Ltd. Series 2007-1A, Class C 1.08%, 08/01/2022 (e)	782,871
4,500,000	Wood Street CLO V BV Series V-A, Class D 1.81%, 09/14/2023 (e)	5,264,725

	Total Non-U.S. Asset-Backed Securities (Cost $44,128,889)	44,565,299

Principal Amount ($)		Value ($)

U.S. Convertible Bonds (f) - 0.2%
TELECOMMUNICATIONS - 0.2%
1,000,000	Nuance Communications, Inc. 2.75%, 11/01/2031	1,003,750

	Total U.S. Convertible Bonds (Cost $994,860)	1,003,750

U.S. Corporate Bonds & Notes - 3.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,000,000	Cenveo Corp. 6.00%, 08/01/2019 (e)	2,010,000

CONSUMER DURABLES & APPAREL - 0.2%
1,000,000	Claire’s Stores, Inc. 9.00%, 03/15/2019 (e)	1,048,750

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
2,500,000	Gentiva Health Services, Inc. 11.50%, 09/01/2018 (f)	2,671,875

UTILITIES - 2.1%
	Texas Competitive Electric Holdings Co., LLC
5,000,000	10.25%, 11/01/2015 (g)	806,250
10,000,000	10.25%, 11/01/2015 (g)	1,612,500
3,000,000	11.50%, 10/01/2020 (e)(g)	2,752,500
18,114,042	15.00%, 04/01/2021 (g)	6,937,500

		12,108,750

	Total U.S. Corporate Bonds & Notes (Cost $13,203,511)	17,839,375

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Corporate Bonds & Notes (c) - 1.9%
BROADCASTING - 0.2%
1,000,000	Clear Channel Communications, Inc. 14.00%, 02/01/2021 (f)	1,033,750

DIVERSIFIED FINANCIALS - 0.1%
500,000	Leveraged Finance Europe Capital II BV 2.38%, 03/02/2020 (d)(e)	612,695

ENVIRONMENTAL CONTROL - 0.4%
2,000,000	Tervita Corp. 8.00%, 11/15/2018 (e)	2,090,000

GAMING & LEISURE - 0.5%
	Caesars Entertainment Operating Co., Inc.
1,000,000	9.00%, 02/15/2020 (f)	841,250
1,999,000	10.00%, 12/15/2018 (f)	775,862
1,000,000	11.25%, 06/01/2017	920,000

		2,537,112

TELECOMMUNICATION SERVICES - 0.7%
4,500,000	Avaya, Inc. 10.50%, 03/01/2021 (e)	4,173,750

	Total Non-U.S. Corporate Bonds & Notes (Cost $10,462,047)	10,447,307

Non-U.S. Government Bonds (c) - 17.0%
	Argentine Republic Government International Bond
35,000,000	2.50%, 12/31/2038 (f)(i)	16,957,500
28,040,800	8.28%, 12/31/2033	23,357,986
65,895,880	8.28%, 12/31/2033 (f)	55,616,123

	Total Non-U.S. Government Bonds (Cost $86,563,681)	95,931,609

Shares		Value ($)
U.S. Equity - 32.3%
AUTOMOBILES & COMPONENTS - 0.0%
5,500	General Motors Co.	199,650

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
30,000	Covanta Holding Corp. (f)(j)	618,300

CONSUMER SERVICES - 2.4%
242,650	K12, Inc. (f)(j)	5,840,585
12,750	Pinnacle Entertainment, Inc. (f)(j)	321,045
87,100	Service Corp. International	1,804,712
83,950	Sotheby’s (f)	3,525,061
75,000	TAL Education Group ADR (j)	2,062,500

		13,553,903

DIVERSIFIED FINANCIALS - 0.5%
129,444	E*TRADE Financial Corp. (j)	2,751,980
28,850	JGWPT Holdings, Inc., Class A (f)(j)	324,851

		3,076,831

ENERGY - 1.7%
25,000	Diamondback Energy, Inc. (j)	2,220,000
32,843	Marathon Petroleum Corp.	2,564,053
75,000	Navigator Holdings, Ltd. (j)	2,203,500
60,000	Sanchez Energy Corp. (j)	2,255,400
7,038	Viper Energy Partners LP (f)(j)	237,884

		9,480,837

FOOD & STAPLES RETAILING - 2.1%
356,450	Fresh Market, Inc. (The) (f)(j)	11,930,382

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Equity (continued)
HEALTHCARE EQUIPMENT & SERVICES - 4.3%
90,714	Acadia Healthcare Co., Inc. (j)	4,127,487
44,978	Air Methods Corp. (f)(j)	2,323,114
55,746	Community Health Systems, Inc. (f)(j)	2,529,196
65,000	HCA Holdings, Inc. (j)	3,664,700
42,830	Medtronic, Inc.	2,730,841
33,500	UnitedHealth Group, Inc.	2,738,625
20,000	Universal Health Services, Inc., Class B	1,915,200
60,000	WellCare Health Plans, Inc. (j)	4,479,600

		24,508,763

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
5,500	Spectrum Brands Holdings, Inc.	473,165

INSURANCE - 1.0%
167,149	Fidelity National Financial, Inc., Class A (f)	5,475,801

MATERIALS - 0.1%
14,167	Rayonier Advanced Materials, Inc. (j)	548,958

MEDIA - 0.5%
36,366	CBS Corp., Class B	2,259,783
3,800	Tribune Co. (j)	323,190

		2,582,973

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
75,000	Akorn, Inc. (j)	2,493,750
20,000	Salix Pharmaceuticals, Ltd. (j)	2,467,000

		4,960,750

Principal Amount ($)		Value ($)
U.S. Equity (continued)
REAL ESTATE INVESTMENT TRUST - 4.5%
242,850	Corrections Corp. of America, REIT (f)	7,977,622
42,500	Rayonier, Inc., REIT	1,510,875
1,190,549	Spirit Realty Capital, Inc., REIT	13,524,637
41,000	Ventas, Inc., REIT	2,628,100

		25,641,234

RETAILING - 1.4%
107,929	Conn’s, Inc. (f)(j)	5,330,613
12,500	Vipshop Holdings, Ltd. ADR (j)	2,346,750

		7,677,363

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
50,000	Monolithic Power Systems, Inc.	2,117,500
50,000	SunPower Corp. (j)	2,049,000

		4,166,500

SOFTWARE & SERVICES - 5.6%
40,000	58.com, Inc. ADR (j)	2,162,400
40,000	Bitauto Holdings, Ltd. ADR (j)	1,948,000
163,700	CommVault Systems, Inc. (f)(j)	8,049,129
250,750	Fortinet, Inc. (j)	6,301,347
120,850	Microsoft Corp.	5,039,445
74,373	Rackspace Hosting, Inc. (f)(j)	2,503,395
170,550	Yahoo!, Inc. (j)	5,991,422

		31,995,138

TRANSPORTATION - 4.0%
255,042	American Airlines Group, Inc. (j)	10,956,604
814,677	JetBlue Airways Corp. (f)(j)	8,839,246
87,500	SkyWest, Inc.	1,069,250
25,000	Spirit Airlines, Inc. (j)	1,581,000

		22,446,100

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Equity (continued)
UTILITIES - 2.4%
368,207	NRG Energy, Inc.	13,697,300

	Total U.S. Equity (Cost $161,541,907)	183,033,948

Non-U.S. Equity (c) - 21.5%
BANKS - 0.2%
20,700	Sumitomo Mitsui Financial Group, Inc. (f)	867,191

CAPITAL GOODS - 0.2%
16,000	Safran SA	1,047,455

CONSUMER DURABLES & APPAREL - 4.0%
415,400	Lululemon Athletica, Inc. (f)(j)	16,815,392
335,125	Sony Corp. ADR (f)	5,620,046

		22,435,438

CONSUMER SERVICES - 0.4%
67,335	Melco Crown Entertainment, Ltd. ADR	2,404,533

DIVERSIFIED FINANCIALS - 0.8%
71,566	Legg Mason, Inc.	3,672,052
59,000	ORIX Corp. (f)	977,849

		4,649,901

ENERGY - 2.4%
87,850	MEG Energy Corp. (j)	3,207,517
155,400	Ocean Rig UDW, Inc. (f)	2,941,722
227,000	YPF SA ADR	7,418,360

		13,567,599

Principal Amount ($)		Value ($)
Non-U.S. Equity (continued)
FOOD, BEVERAGE & TOBACCO - 0.7%
48,820	Nestle SA	3,782,064

HEALTHCARE EQUIPMENT & SERVICES - 0.2%
29,400	Sysmex Corp.	1,104,259

INSURANCE - 0.5%
30,000	Aon PLC	2,702,700

MATERIALS - 0.1%
15,000	Huntsman Corp.	421,500
4,270	WR Grace & Co. (j)	403,643

		825,143

MEDIA - 1.9%
70,075	Loral Space & Communications, Inc. (j)	5,093,752
320,149	News Corp., Class A (j)	5,743,473

		10,837,225

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
200,000	Astellas Pharma, Inc.	2,627,708
3,980	Eurofins Scientific (f)	1,223,894
39,500	GlaxoSmithKline PLC	1,056,311
154,000	Shionogi & Co., Ltd.	3,213,622

		8,121,535

REAL ESTATE INVESTMENT TRUST - 0.3%
635,000	CapitaMall Trust, REIT (f)	1,005,996
434,000	Global Logistic Properties, Ltd.	939,959

		1,945,955

RETAILING - 2.1%
1,118,650	Staples, Inc. (f)	12,126,166

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Equity (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
8,700	NXP Semiconductor NV (j)	575,766

SOFTWARE & SERVICES - 1.4%
9,963	Alliance Data Systems Corp. (f)(j)	2,802,094
76,300	Facebook, Inc., Class A (j)	5,134,227

		7,936,321

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
219,150	Canon, Inc. ADR (f)	7,177,162
60,000	Western Digital Corp.	5,538,000

		12,715,162

TELECOMMUNICATION SERVICES - 2.5%
10,305	SBA Communications Corp., Class A (f)(j)	1,054,202
174,100	Softbank Corp.	12,963,193

		14,017,395

	Total Non-U.S. Equity (Cost $120,713,304)	121,661,808

U.S. Exchange-Traded Funds - 3.2%
37,383	Highland/iBoxx Senior Loan, ETF (k)	745,043
50,000	Market Vectors Gold Miners, ETF	1,322,500
25,000	Market Vectors Junior Gold Miners, ETF (j)	1,056,500
38,945	ProShares Ultra Gold, ETF (j)	1,924,272
316,325	ProShares Ultra Short DJ-UBS Crude Oil, ETF (j)	7,778,432
73,085	ProShares Ultra Silver, ETF (j)	5,244,580

	Total U.S. Exchange-Traded Funds (Cost $21,233,629)	18,071,327

Principal Amount ($)		Value ($)
Non-U.S. Exchange-Traded Funds (c) - 0.5%
60,000	WisdomTree Japan Hedged Equity Fund, ETF (f)	2,961,600

	Total Non-U.S.Exchange-Traded Funds (Cost $2,801,534)	2,961,600

U.S. Registered Investment Companies (k) - 2.0%
936,170	Highland Energy MLP Fund	11,514,894

	Total U.S. Registered Investment Companies (Cost $11,000,000)	11,514,894

Investment Companies (l) - 16.1%
91,167,476	State Street Navigator Prime Securities Lending Portfolio	91,167,476

	Total Investment Companies (Cost $91,167,476)	91,167,476

Total Investments - 113.9%
(Cost $608,897,075)		643,931,451

Securities Sold Short (m)(n) - (0.3)%
U.S. Equity - (0.3)%
Healthcare Equipment & Services - (0.3)%
15,000	Athenahealth, Inc.	(1,876,950)

	Total U.S. Equity (Proceeds $1,852,820)	(1,876,950)

	Total Securities Sold Short (Proceeds $1,852,820)	(1,876,950)

Other Assets & Liabilities, Net - (13.6)%		(77,084,224)

Net Assets - 100.0%		564,970,277

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Global Allocation Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States
(d)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2014.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2014, these securities amounted to $53,405,587 or 9.5% of net assets.
(f)	Securities (or a portion of securities) on loan. As of June 30, 2014, the market value of securities loaned was $100,926,969. The loaned securities were secured with cash and securities collateral of $103,120,781. Collateral is calculated based on prior day’s prices.
(g)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(h)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2014.
(i)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2014 and will reset at a future date.
(j)	Non-income producing security.
(k)	Affiliated issuer. Assets with a total aggregate market value of $12,259,937, or 2.2% of net assets, were affiliated with the Fund as of June 30, 2014.
(l)	Represents investments of cash collateral received in connection with securities lending.
(m)	As of June 30, 2014, $867,679 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net” however, the Fund did not hold any securities sold short.
(n)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks - 95.1%
BANKS - 7.9%
7,810	PNC Financial Services Group, Inc.	695,481
15,910	U.S. Bancorp (a)	689,221
13,165	Wells Fargo & Co.	691,952

		2,076,654

CAPITAL GOODS - 6.2%
36,395	General Electric Co. (a)	956,461
5,600	Hubbell, Inc., Class B (a)	689,640

		1,646,101

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
30,990	Ennis, Inc. (a)	472,907

CONSUMER DURABLES & APPAREL - 2.5%
7,720	Tupperware Brands Corp. (a)	646,164

CONSUMER SERVICES - 3.6%
9,445	McDonald’s Corp.	951,489

DIVERSIFIED FINANCIALS - 4.0%
18,100	JPMorgan Chase & Co. (a)	1,042,922

ENERGY - 7.6%
7,820	Chevron Corp. (a)	1,020,901
11,376	Royal Dutch Shell PLC, ADR (a)	989,826

		2,010,727

FOOD, BEVERAGE & TOBACCO - 11.0%
4,950	Diageo PLC, ADR	629,987
14,400	Kellogg Co. (a)	946,080
7,525	PepsiCo, Inc.	672,283
14,975	Unilever NV	655,306

		2,903,656

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE EQUIPMENT & SERVICES - 2.6%
16,455	Abbott Laboratories	673,009

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
8,020	Procter & Gamble Co. (The) (a)	630,292

INSURANCE - 2.5%
14,355	Arthur J. Gallagher & Co.	668,943

MATERIALS - 9.2%
14,505	Packaging Corp. of America	1,036,963
15,510	Sonoco Products Co.	681,354
16,580	Worthington Industries, Inc. (a)	713,603

		2,431,920

MEDIA - 2.7%
11,440	CBS Corp., Class B (a)	710,882

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
11,635	GlaxoSmithKline PLC, ADR (a)	622,240
9,620	Johnson & Johnson	1,006,445
10,595	Novartis AG, ADR	959,165

		2,587,850

RETAILING - 2.6%
8,465	Home Depot, Inc. (The)	685,326

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
21,110	Microchip Technology, Inc. (a)	1,030,379

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Dividend Equity Fund

Shares		Value ($)
Common Stocks (continued)
SOFTWARE & SERVICES - 3.8%
23,955	Paychex, Inc.	995,570

TELECOMMUNICATION SERVICES - 2.4%
8,930	AT&T, Inc. (a)	315,765
6,720	Verizon Communications, Inc.	328,809

		644,574

TRANSPORTATION - 3.7%
9,635	United Parcel Service, Inc., Class B	989,129

UTILITIES - 4.9%
17,175	ITC Holdings Corp.	626,544
4,125	National Fuel Gas Co. (a)	322,988
7,430	Southern Co. (The) (a)	337,173

		1,286,705

	Total Common Stocks (Cost $20,061,349)	25,085,199

Exchange-Traded Funds - 2.5%
9,105	iShares Dow Jones U.S. Real Estate Index Fund, ETF	653,648

	Total Exchange-Traded Funds (Cost $570,818)	653,648

Investment Companies (b) - 24.9%
6,584,495	State Street Navigator Prime Securities Lending Portfolio	6,584,495

	Total Investment Companies (Cost $6,584,495)	6,584,495

Total Investments - 122.5% (Cost $27,216,662)		32,323,342

Other Assets & Liabilities, Net - (22.5)%		(5,929,062)

Net Assets - 100.0%		26,394,280

(a)	Securities (or a portion of securities) on loan. As of June 30, 2014, the market value of securities loaned was $7,238,384. The loaned securities were secured with cash and securities collateral of $7,378,926. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 98.3%
CAPITAL GOODS - 1.9%
44,390	Dover Corp.	4,037,271

CONSUMER SERVICES - 2.1%
57,076	Las Vegas Sands Corp.	4,350,333

DIVERSIFIED FINANCIALS - 10.2%
126,839	Charles Schwab Corp. (The)	3,415,774
99,565	CME Group, Inc.	7,064,137
50,735	McGraw Hill Financial, Inc.	4,212,527
97,028	State Street Corp.	6,526,103

		21,218,541

ENERGY - 5.6%
21,561	Anadarko Petroleum Corp.	2,360,283
79,271	Schlumberger, Ltd.	9,350,014

		11,710,297

FOOD, BEVERAGE & TOBACCO - 3.3%
77,369	PepsiCo, Inc.	6,912,146

HEALTHCARE EQUIPMENT & SERVICES - 11.3%
114,152	Abbott Laboratories	4,668,817
22,198	Cooper Cos., Inc. (The)	3,008,495
90,686	Covidien PLC	8,178,063
53,905	DENTSPLY International, Inc. (a)	2,552,402
72,927	Express Scripts Holding Co. (a)(b)	5,056,029

		23,463,806

MATERIALS - 4.0%
66,589	Monsanto Co.	8,306,312

Shares		Value ($)
Common Stocks (continued)
MEDIA - 10.1%
106,540	Comcast Corp., Special Class A	5,681,778
51,999	Discovery Communications, Inc., Class C (a)(b)	3,774,607
164,882	Liberty Global PLC, Series C (b)	6,976,158
53,905	Walt Disney Co. (The) (a)	4,621,815

		21,054,358

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
22,832	Alexion Pharmaceuticals, Inc. (b)	3,567,500
46,297	Amgen, Inc.	5,480,176
116,051	Gilead Sciences, Inc. (a)(b)	9,621,788

		18,669,464

REAL ESTATE - 3.0%
69,760	American Tower Corp., REIT	6,277,005

RETAILING - 8.3%
15,852	Amazon.com, Inc. (b)	5,148,412
98,297	Dick’s Sporting Goods, Inc.	4,576,708
158,543	Lowe’s Cos., Inc.	7,608,479

		17,333,599

SOFTWARE & SERVICES - 16.1%
40,586	Baidu, Inc., ADR (b)	7,581,871
106,540	eBay, Inc. (b)	5,333,393
33,611	Facebook, Inc., Class A (b)	2,261,684
5,708	Google, Inc., Class A (b)	3,337,296
6,342	Google, Inc., Class C (b)	3,648,426
65,955	Intuit, Inc.	5,311,356
28,537	Visa, Inc., Class A	6,013,031

		33,487,057

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - 11.4%
84,350	Apple, Inc.	7,838,645
256,846	EMC Corp.	6,765,324
114,150	QUALCOMM, Inc.	9,040,680

		23,644,649

TRANSPORTATION - 2.0%
41,221	United Parcel Service, Inc., Class B	4,231,748

	Total Common Stocks (Cost $125,699,141)	204,696,586

Investment Companies (c) - 6.9%
14,468,547	State Street Navigator Prime Securities Lending Portfolio	14,468,547

	Total Investment Companies (Cost $14,468,547)	14,468,547

Total Investments - 105.2%
(Cost $140,167,688)		219,165,133

Other Assets & Liabilities, Net - (5.2)%		(10,878,567)

Net Assets - 100.0%		208,286,566

(a)	Securities (or a portion of securities) on loan. As of June 30, 2014, the market value of securities loaned was $15,884,275. The loaned securities were secured with cash and securities collateral of $16,208,331. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $180,000 was pledged as collateral, open at June 30, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
S&P 500 Emini Index	September 2014	20	$1,952,400	$23,694

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks - 98.3%
BANKS - 7.9%
7,252	Cullen/Frost Bankers, Inc. (a)	575,954
29,943	Fulton Financial Corp.	370,994
7,091	Iberiabank Corp.	490,626
10,756	Prosperity Bancshares, Inc. (a)	673,326
13,110	Renasant Corp. (a)	381,108
3,860	SVB Financial Group (b)	450,153
7,026	Westamerica Bancorp. (a)	367,319

		3,309,480

CAPITAL GOODS - 8.7%
15,658	Applied Industrial Technologies, Inc.	794,330
5,917	ESCO Technologies, Inc.	204,965
11,921	Luxfer Holdings PLC, ADR	225,903
14,620	Mueller Industries, Inc.	429,974
7,229	Polypore International, Inc. (a)(b)	345,040
13,989	Quanta Services, Inc. (b)	483,740
7,013	Teledyne Technologies, Inc. (b)	681,453
9,256	Woodward, Inc. (a)	464,466

		3,629,871

COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
8,242	Civeo Corp. (b)	206,297
18,840	Healthcare Services Group, Inc. (a)	554,649
12,492	Herman Miller, Inc. (a)	377,758
19,188	Resources Connection, Inc. (a)	251,555
8,961	Ritchie Bros Auctioneers, Inc.	220,889

		1,611,148

CONSUMER DURABLES & APPAREL - 3.2%
5,078	Deckers Outdoor Corp. (a)(b)	438,384
15,284	Jarden Corp. (b)	907,105

		1,345,489

Shares		Value ($)
Common Stocks (continued)
CONSUMER SERVICES - 3.3%
4,181	Cracker Barrel Old Country Store, Inc. (a)	416,302
9,656	Interval Leisure Group, Inc. (a)	211,853
10,476	K12, Inc. (a)(b)	252,157
19,879	Texas Roadhouse, Inc.	516,854

		1,397,166

DIVERSIFIED FINANCIALS - 2.4%
2,200	Greenhill & Co., Inc.	108,350
18,040	Raymond James Financial, Inc.	915,169

		1,023,519

ENERGY - 5.4%
2,795	Dril-Quip, Inc. (a)(b)	305,326
4,171	Oil States International, Inc. (b)	267,320
18,281	Pioneer Energy Services Corp. (b)	320,649
13,131	Sanchez Energy Corp. (a)(b)	493,594
10,523	SM Energy Co. (a)	884,984

		2,271,873

FOOD & STAPLES RETAILING - 1.1%
21,024	SpartanNash Co. (a)	441,714

HEALTHCARE EQUIPMENT & SERVICES - 11.0%
6,976	Air Methods Corp. (a)(b)	360,310
17,592	Bio-Reference Labs, Inc. (a)(b)	531,630
24,131	Endologix, Inc. (a)(b)	367,033
9,400	Hanger, Inc. (a)(b)	295,630
25,877	HMS Holdings Corp. (a)(b)	528,150
9,629	IPC The Hospitalist Co., Inc. (a)(b)	425,794
14,534	MEDNAX, Inc. (b)	845,152

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE EQUIPMENT & SERVICES (continued)
12,313	Molina Healthcare, Inc. (a)(b)	549,529
12,001	Owens & Minor, Inc. (a)	407,794
8,251	Thoratec Corp. (b)	287,630

		4,598,652

INSURANCE - 2.3%
16,590	HCC Insurance Holdings, Inc.	811,915
3,602	RLI Corp. (a)	164,899

		976,814

MATERIALS - 5.7%
20,181	Commercial Metals Co.	349,333
12,750	Packaging Corp. of America (a)	911,497
14,013	PolyOne Corp. (a)	590,508
9,818	Sensient Technologies Corp.	547,059

		2,398,397

MEDIA - 1.3%
9,101	John Wiley & Sons, Inc., Class A	551,430

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
25,545	Bruker Corp. (a)(b)	619,977
8,678	Cubist Pharmaceuticals, Inc. (a)(b)	605,898
15,151	ICON PLC (b)	713,764

		1,939,639

REAL ESTATE - 5.4%
36,550	BioMed Realty Trust, Inc., REIT (a)	797,887
6,385	Coresite Realty Corp., REIT (a)	211,152
37,206	Education Realty Trust, Inc., REIT	399,592
12,553	Omega Healthcare Investors, Inc., REIT	462,704
13,772	Sabra Health Care REIT, Inc. (a)	395,394

		2,266,729

Shares		Value ($)
Common Stocks (continued)
RETAILING - 5.3%
11,381	Buckle, Inc. (The) (a)	504,861
5,676	Genesco, Inc. (a)(b)	466,170
4,599	Group 1 Automotive, Inc. (a)	387,742
32,234	LKQ Corp. (b)	860,325

		2,219,098

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
25,484	Microsemi Corp. (b)	681,952
38,939	Rudolph Technologies, Inc. (a)(b)	384,717
19,241	Semtech Corp. (a)(b)	503,152

		1,569,821

SOFTWARE & SERVICES - 13.0%
6,708	ACI Worldwide, Inc. (a)(b)	374,508
21,260	Blackbaud, Inc. (a)	759,832
6,979	CoreLogic, Inc. (b)	211,882
2,900	Cornerstone OnDemand, Inc. (a)(b)	133,458
47,071	Global Cash Access Holdings, Inc. (b)	418,932
33,527	Jive Software, Inc. (a)(b)	285,315
9,218	MICROS Systems, Inc. (b)	625,902
9,200	NIC, Inc.	145,820
19,259	PTC, Inc. (b)	747,249
16,720	RealPage, Inc. (a)(b)	375,866
9,601	Solera Holdings, Inc. (a)	644,707
16,781	SS&C Technologies Holdings, Inc. (b)	742,056

		5,465,527

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
9,935	ADTRAN, Inc. (a)	224,134
4,463	Littelfuse, Inc.	414,836
5,310	Zebra Technologies Corp., Class A (b)	437,119

		1,076,089

TELECOMMUNICATION SERVICES - 1.5%
22,750	West Corp. (a)	609,700

TRANSPORTATION - 4.3%
8,503	Genesee & Wyoming, Inc., Class A (a)(b)	892,815
14,338	Old Dominion Freight Line, Inc. (a)(b)	913,044

		1,805,859

UTILITIES - 1.7%
12,301	IDACORP, Inc. (a)	711,367

	Total Common Stocks (Cost $30,757,099)	41,219,382

Investment Companies (c) - 27.9%
11,701,846	State Street Navigator Prime Securities Lending Portfolio	11,701,846

	Total Investment Companies (Cost $11,701,846)	11,701,846

Total Investments - 126.2%
(Cost $42,458,945)		52,921,228

Other Assets & Liabilities, Net - (26.2)%		(10,981,537)

Net Assets - 100.0%		41,939,691

(a)	Securities (or a portion of securities) on loan. As of June 30, 2014, the market value of securities loaned was $11,745,148. The loaned securities were secured with cash and securities collateral of $11,974,004. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 25.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
	Federal Home Loan Mortgage Corp. REMIC
53,040	Series 3977, Class AI 3.50%, 09/15/2029 (a)	4,583
64,752	Series 3983, Class EI 3.50%, 11/15/2030 (a)	7,070
250	Series 2645, Class BI 4.50%, 02/15/2018 (a)	—
5,556	Series 2643, Class IM 4.50%, 03/15/2018 (a)	163
611	Series 2781, Class IC 5.00%, 05/15/2018 (a)	1
5,267	Series 2763, Class JI 5.00%, 10/15/2018 (a)	158
11,126	Series 2631, Class DI 5.50%, 06/15/2033 (a)	2,248
93,363	Series 4320, Class SD 5.95%, 07/15/2039 (a)(b)	14,691
61,127	Series 3806, Class DS 6.45%, 08/15/2025 (a)(b)	7,468
3,754	Series 1980, Class IO 7.50%, 07/15/2027 (a)	748
85	Series 33, Class D 8.00%, 04/15/2020	91
	Federal Home Loan Mortgage Corp. STRIPS
345	Series 186, Class PO 0.01%, 08/01/2027 (c)	327
592	Series 147, Class IO 8.00%, 02/01/2023 (a)	103
765	Series 171, Class IO 8.00%, 07/01/2024 (a)	208
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
182,198	Series T-58, Class AIO 0.08%, 09/25/2043 (a)(b)	1,855

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Federal National Mortgage Assoc. REMIC
472	Series G92-68, Class B 0.00%, 12/25/2022 (c)	468
72,679	Series 2003-89, Class IO 1.25%, 12/25/2042 (a)(b)	2,643
770	Series 2003-61, Class IJ 5.00%, 02/25/2032 (a)	1
91,240	Series 2010-98, Class DI 5.00%, 09/25/2040 (a)	11,821
17,649	Series 2008-61, Class SB 5.85%, 07/25/2038 (a)(b)	2,526
	Federal National Mortgage Assoc. STRIPS
3	Series 1992-77, Class K 0.00%, 05/25/2022 (c)	70
12,022	Series 354, Class 1 0.00%, 12/01/2034 (c)	11,173
14,209	Series 362, Class 2 4.50%, 08/01/2035 (a)	2,158
12,773	Series 378, Class 1 4.50%, 01/25/2036 (a)	2,035
12,103	Series 387, Class 2 5.00%, 03/25/2038 (a)	1,910
8,465	Series 387, Class 1 5.00%, 05/25/2038 (a)	1,360
3,617	Series 346, Class 2 5.50%, 12/01/2033 (a)	719
8,952	Series 252, Class 2 7.50%, 11/01/2023 (a)	1,811
459	Series 237, Class 2 8.00%, 08/01/2023 (a)	108
2,315	Series 264, Class 2 8.00%, 07/01/2024 (a)	495

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. STRIPS (continued)
69	Series 12, Class 2 8.50%, 03/01/2017 (a)	7
165	Series 7, Class 2 8.50%, 04/01/2017 (a)	17
25	Series 28, Class 2 8.50%, 01/01/2018 (a)	3
270	Series 150, Class 2 8.50%, 07/25/2022 (a)	63
221	Series 163, Class 2 8.50%, 07/25/2022 (a)	18
437	Series 137, Class 2 9.00%, 05/25/2022 (a)	89
	Government National Mortgage Assoc.
53,310	Series 2011-51, Class NI 4.50%, 10/20/2037 (a)	4,826
53,599	Series 2010-101, Class GI 4.50%, 02/20/2038 (a)	5,754
55,130	Series 2010-130, Class PI 4.50%, 08/16/2039 (a)	7,985
24,872	Series 2010-75, Class KI 5.00%, 12/20/2035 (a)	808
33,188	Series 2010-42, Class IA 5.00%, 10/20/2037 (a)	2,724
80,503	Series 2010-20, Class SE 6.10%, 02/20/2040 (a)(b)	14,881
47,755	Series 2010-26, Class QS 6.10%, 02/20/2040 (a)(b)	9,196

	Total Agency Collateralized Mortgage Obligations (Cost $145,807)	125,383

AGENCY MORTGAGE-BACKED SECURITIES - 8.0%
	Federal Home Loan Mortgage Corp.
294,462	4.00%, 05/01/2044	312,989
3,968	4.50%, 06/01/2033 - 02/01/2035 (d)	4,301
146,559	5.00%, 07/01/2035 - 06/01/2041 (d)	165,294
58,542	5.50%, 05/01/2020 - 04/01/2039 (d)	65,658
113,722	6.00%, 04/01/2017 - 11/01/2037 (d)	129,140
1,734	6.50%, 06/01/2029	1,956
18,019	7.00%, 10/01/2016 - 08/01/2036 (d)	20,297
820	7.50%, 09/01/2033	884
2,120	8.00%, 04/01/2030 - 11/01/2030 (d)	2,423
517	9.00%, 04/01/2016 - 06/01/2021 (d)	550

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Federal National Mortgage Assoc.
296	2.10%, ARM (b)	297
1,268,152	3.00%, 02/01/2043 - 06/01/2043 (d)	1,255,642
115,000	3.00%, TBA (e)	113,643
345,203	3.50%, 11/01/2042 - 02/01/2043 (d)	356,493
370,000	3.50%, TBA (e)	380,984
604,512	4.00%, 05/01/2019 - 03/01/2044 (d)	643,047
838,032	4.50%, 05/01/2018 - 04/01/2041 (d)	907,824
275,020	5.00%, 07/01/2020 - 06/01/2041 (d)	308,862
241,449	5.50%, 06/01/2020 - 01/01/2039 (d)	269,612
190,061	6.00%, 02/01/2020 - 08/01/2035 (d)	215,916
24,480	6.50%, 01/01/2015 - 08/01/2034 (d)	26,818
2,690	7.00%, 10/01/2016 - 12/01/2033 (d)	2,834
11,546	7.50%, 05/01/2015 - 12/01/2033 (d)	12,741
2,004	8.00%, 12/01/2015 - 01/01/2033 (d)	2,291
2,192	9.00%, 12/01/2017 - 12/01/2022 (d)	2,398
	Government National Mortgage Assoc.
99,636	3.00%, 06/20/2043	100,798
262,931	3.50%, 05/20/2043	274,399
339,953	4.00%, 01/20/2041 - 04/20/2043 (d)	364,671
184,359	4.50%, 08/15/2033 - 03/20/2041 (d)	202,119
10,917	5.00%, 08/15/2033	12,116
15,881	6.00%, 07/15/2033 - 09/15/2036 (d)	18,252
31,953	6.50%, 02/15/2024 - 07/15/2036 (d)	36,416
6,962	7.00%, 04/15/2028 - 09/15/2036 (d)	7,585
185	8.00%, 09/15/2029 - 06/15/2030 (d)	189

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Assoc. (continued)
6,764	8.50%, 10/15/2017	7,321
9,908	9.00%, 11/15/2016 - 12/15/2021 (d)	10,581

	Total Agency Mortgage-Backed Securities (Cost $6,065,037)	6,237,341

ASSET-BACKED SECURITIES - 0.0%
3	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 0.89%, 01/25/2034 (b)	3
10,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	10,037

	Total Asset-Backed Securities (Cost $10,002)	10,040

CORPORATE BONDS & NOTES - 7.0%
AUTOMOBILES & COMPONENTS - 0.1%
	American Axle & Manufacturing, Inc.
19,000	6.25%, 03/15/2021 (f)	20,520
6,000	7.75%, 11/15/2019	6,945
12,000	General Motors Co. 4.88%, 10/02/2023 (f)(g)	12,690
	Johnson Controls, Inc.
6,000	3.63%, 07/02/2024	6,039
15,000	4.63%, 07/02/2044	15,072

		61,266

BANKS - 0.4%
	Bank of America Corp.
102,000	2.00%, 01/11/2018	102,745
27,000	2.60%, 01/15/2019 (f)	27,347
27,000	4.10%, 07/24/2023 (f)	28,075

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
BANKS (continued)
	Bank of America Corp., MTN
16,000	4.00%, 04/01/2024 (f)	16,361
25,000	4.13%, 01/22/2024 (f)	25,826
44,000	U.S. Bancorp 3.44%, 02/01/2016	45,844
	Wells Fargo & Co.
34,000	4.10%, 06/03/2026 (f)	34,509
20,000	5.90%, 12/29/2049 (b)(f)	21,265

		301,972

CAPITAL GOODS - 0.3%
26,000	ABB Finance USA, Inc. 1.63%, 05/08/2017 (f)	26,346
25,000	Cargill, Inc. 6.00%, 11/27/2017 (g)	28,539
	Caterpillar, Inc.
7,000	3.40%, 05/15/2024 (f)	7,094
15,000	4.30%, 05/15/2044 (f)	15,100
27,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (f)	26,865
28,000	Eaton Corp. 2.75%, 11/02/2022	27,162
31,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	31,837
8,000	JB Poindexter & Co., Inc. 9.00%, 04/01/2022 (g)	8,940
29,000	John Deere Capital Corp., MTN 3.35%, 06/12/2024	29,254
23,000	Textron, Inc. 6.20%, 03/15/2015	23,942

		225,079

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
	Catholic Health Initiatives
10,000	2.60%, 08/01/2018	10,064
14,000	2.95%, 11/01/2022	13,486
10,000	4.20%, 08/01/2023	10,356
9,000	4.35%, 11/01/2042 (f)	8,659
29,000	Pitney Bowes, Inc. 4.63%, 03/15/2024	30,053
27,000	United Rentals North America, Inc. 5.75%, 07/15/2018	28,687

		101,305

CONSUMER DURABLES & APPAREL - 0.1%
45,000	Mattel, Inc. 2.35%, 05/06/2019	45,257
27,000	RSI Home Products, Inc. 6.88%, 03/01/2018 (g)	28,890

		74,147

CONSUMER SERVICES - 0.1%
36,000	Vail Resorts, Inc. 6.50%, 05/01/2019	37,912

DIVERSIFIED FINANCIALS - 1.1%
58,000	American Express Credit Corp., MTN 1.13%, 06/05/2017	57,981
	Citigroup, Inc.
78,000	1.75%, 05/01/2018 (f)	77,556
30,000	3.75%, 06/16/2024	30,146
24,000	5.00%, 09/15/2014	24,214
14,000	5.30%, 05/06/2044 (f)	14,658
40,000	5.50%, 09/13/2025 (f)	44,714
	CNH Industrial Capital LLC
25,000	3.38%, 07/15/2019 (g)	24,844
16,000	3.88%, 11/01/2015 (f)	16,400

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
	Goldman Sachs Group, Inc. (The)
33,000	2.38%, 01/22/2018 (f)	33,541
48,000	2.63%, 01/31/2019 (f)	48,705
21,000	2.90%, 07/19/2018 (f)	21,656
37,000	4.00%, 03/03/2024 (f)	37,740
22,000	4.80%, 07/08/2044	21,893
	Hyundai Capital America
26,000	1.63%, 10/02/2015 (g)	26,244
13,000	2.13%, 10/02/2017 (g)	13,208
	Jefferies Group LLC
59,000	5.13%, 01/20/2023	63,362
10,000	6.50%, 01/20/2043 (f)	11,068
44,000	JPMorgan Chase & Co. 5.00%, 12/29/2049 (b)(f)	44,070
	Morgan Stanley
92,000	2.13%, 04/25/2018 (f)	93,095
35,000	4.10%, 05/22/2023 (f)	35,570
19,000	4.75%, 03/22/2017	20,699
28,000	4.88%, 11/01/2022	30,107
20,000	5.00%, 11/24/2025	21,378

		812,849

ENERGY - 0.7%
24,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040 (f)	30,370
16,000	Chesapeake Energy Corp. 3.25%, 03/15/2016	16,120
27,000	Denbury Resources, Inc. 6.38%, 08/15/2021	29,093
31,000	El Paso Pipeline Partners Operating Co. LLC 4.30%, 05/01/2024 (f)	31,376
22,000	Energy Transfer Partners LP 6.50%, 02/01/2042	26,366

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
25,000	Kerr-McGee Corp. 6.95%, 07/01/2024	32,170
	Kinder Morgan Energy Partners LP
25,000	3.50%, 09/01/2023 (f)	24,327
16,000	5.50%, 03/01/2044 (f)	16,953
12,000	Kinder Morgan, Inc. 5.63%, 11/15/2023 (g)	12,390
26,000	Linn Energy LLC 6.25%, 11/01/2019	27,365
15,000	8.63%, 04/15/2020	16,275
	Newfield Exploration Co.
10,000	5.63%, 07/01/2024	11,025
30,000	5.75%, 01/30/2022	33,300
14,000	Plains Exploration & Production Co. 6.50%, 11/15/2020	15,698
22,000	Range Resources Corp. 5.75%, 06/01/2021	23,870
	Rowan Cos., Inc.
23,000	4.75%, 01/15/2024	24,380
6,000	5.85%, 01/15/2044 (f)	6,501
27,000	Unit Corp. 6.63%, 05/15/2021	28,958
	Williams Cos., Inc. (The)
29,000	4.55%, 06/24/2024 (f)	29,345
15,000	5.75%, 06/24/2044	15,183
47,000	Williams Partners LP 5.25%, 03/15/2020 (f)	53,082
27,000	WPX Energy, Inc. 5.25%, 01/15/2017 (f)	28,890

		533,037

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD & STAPLES RETAILING - 0.1%
75,000	American Seafoods Group LLC 10.75%, 05/15/2016 (g)	75,187
19,000	Ingles Markets, Inc. 5.75%, 06/15/2023 (f)	19,333

		94,520

FOOD, BEVERAGE & TOBACCO - 0.2%
	Altria Group, Inc.
14,000	2.95%, 05/02/2023	13,428
14,000	4.50%, 05/02/2043 (f)	13,549
16,000	5.38%, 01/31/2044 (f)	17,593
55,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022 (f)	52,798
17,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043 (f)	16,384
27,000	Constellation Brands, Inc. 7.25%, 09/01/2016	30,173
17,000	Diageo Investment Corp. 2.88%, 05/11/2022	16,945
17,000	JBS USA LLC 5.88%, 07/15/2024 (f)(g)	17,000
14,000	Philip Morris International, Inc. 4.13%, 03/04/2043	13,542

		191,412

HEALTHCARE EQUIPMENT & SERVICES - 0.3%
23,000	Ascension Health, Inc. 4.85%, 11/15/2053	25,303
58,000	Express Scripts Holding Co. 2.25%, 06/15/2019 (f)	57,825
14,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/2021 (f)(g)	15,365

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
HEALTHCARE EQUIPMENT & SERVICES (continued)
38,000	HCA, Inc. 6.50%, 02/15/2020	42,845
11,000	Medtronic, Inc. 4.63%, 03/15/2044	11,600
10,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/2052	9,655
50,000	Tenet Healthcare Corp. 4.75%, 06/01/2020 (f)	51,375
32,000	WellPoint, Inc. 3.30%, 01/15/2023 (f)	32,021

		245,989

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
50,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021 (f)	51,625

INSURANCE - 0.3%
18,000	Allstate Corp. (The) 5.75%, 08/15/2053 (b)	19,367
13,000	American International Group, Inc. 3.38%, 08/15/2020	13,528
39,000	Berkshire Hathaway Finance Corp. 2.90%, 10/15/2020	40,224
66,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043 (f)	68,327
21,000	CNA Financial Corp. 5.88%, 08/15/2020 (f)	24,606
15,000	Everest Reinsurance Holdings, Inc. 4.87%, 06/01/2044	15,102
	Genworth Holdings, Inc.
16,000	4.80%, 02/15/2024	17,130

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
INSURANCE (continued)
13,000	7.70%, 06/15/2020	16,061
11,000	ING U.S., Inc. 5.50%, 07/15/2022 (f)	12,619
31,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (g)	32,190
9,000	Prudential Financial, Inc. 5.63%, 06/15/2043 (b)	9,672

		268,826

MATERIALS - 0.2%
15,000	CF Industries, Inc. 5.38%, 03/15/2044	16,145
12,000	Freeport-McMoRan Copper & Gold, Inc. 5.45%, 03/15/2043	12,495
15,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020 (f)	15,975
27,000	Huntsman International LLC 4.88%, 11/15/2020 (f)	28,080
4,000	Martin Marietta Materials, Inc. 4.25%, 07/02/2024 (g)(h)	4,038
	Monsanto Co.
14,000	3.38%, 07/15/2024 (h)	14,122
11,000	4.40%, 07/15/2044 (h)	11,070
22,000	4.70%, 07/15/2064 (h)	22,191
12,000	Newmont Mining Corp. 4.88%, 03/15/2042	10,853

		134,969

MEDIA - 0.3%
12,000	21st Century Fox America, Inc. 6.65%, 11/15/2037	15,287
27,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (g)	27,034

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA (continued)
15,000	Comcast Corp. 4.75%, 03/01/2044 (f)	15,929
6,000	COX Communications, Inc. 4.70%, 12/15/2042 (g)	5,857
	DIRECTV Holdings LLC
24,000	4.45%, 04/01/2024 (f)	25,498
19,000	5.15%, 03/15/2042	20,028
16,000	McClatchy Co. (The) 9.00%, 12/15/2022	18,340
24,000	Omnicom Group, Inc. 3.63%, 05/01/2022	24,733
	Time Warner Cable, Inc.
28,000	5.88%, 11/15/2040	32,778
9,000	6.55%, 05/01/2037	11,235
21,000	Time Warner, Inc. 5.35%, 12/15/2043	22,934

		219,653

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
	AbbVie, Inc.
25,000	1.75%, 11/06/2017	25,157
18,000	2.00%, 11/06/2018	17,996
20,000	Agilent Technologies, Inc. 5.50%, 09/14/2015	21,102
44,000	Amgen, Inc. 2.20%, 05/22/2019 (f)	44,000
31,000	Celgene Corp. 3.63%, 05/15/2024	31,135
28,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (g)	28,035
	Gilead Sciences, Inc.
32,000	3.70%, 04/01/2024(f)	32,901
24,000	4.80%, 04/01/2044	25,426

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
	Mylan, Inc.
14,000	5.40%, 11/29/2043 (f)	15,133
10,000	7.88%, 07/15/2020 (g)	11,071
23,000	Novartis Capital Corp. 4.40%, 05/06/2044	24,039
23,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/2036	27,899
27,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)(g)	28,789

		332,683

REAL ESTATE - 0.2%
22,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	22,343
	American Tower Corp.
49,000	3.40%, 02/15/2019	51,316
8,000	3.50%, 01/31/2023	7,860
1,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 02/06/2017 (g)	1,003
	Corporate Office Properties LP
46,000	3.60%, 05/15/2023	44,068
15,000	3.70%, 06/15/2021	15,015
18,000	ERP Operating LP 4.50%, 07/01/2044 (f)	18,132
25,000	National Retail Properties, Inc. 3.90%, 06/15/2024	25,198

		184,935

RETAILING - 0.3%
	Glencore Funding LLC
41,000	2.50%, 01/15/2019 (f)(g)	40,939
2,000	3.13%, 04/29/2019 (g)	2,042

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
RETAILING (continued)
32,000	4.13%, 05/30/2023 (f)(g)	32,199
17,000	4.63%, 04/29/2024 (f)(g)	17,595
16,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	17,506
33,000	Target Corp. 3.50%, 07/01/2024	33,442
20,000	Tops Holding Corp. 8.88%, 12/15/2017	21,850
	Wal-Mart Stores, Inc.
25,000	3.30%, 04/22/2024 (f)	25,315
31,000	4.30%, 04/22/2044 (f)	31,441

		222,329

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019	16,046

SOFTWARE & SERVICES - 0.2%
16,000	eBay, Inc. 4.00%, 07/15/2042 (f)	14,357
	Fidelity National Information Services, Inc.
9,000	1.45%, 06/05/2017	8,996
20,000	3.88%, 06/05/2024 (f)	20,135
13,000	Microsoft Corp. 2.38%, 05/01/2023	12,471
	Oracle Corp.
42,000	1.20%, 10/15/2017	41,977
22,000	3.63%, 07/15/2023 (f)	22,709
14,000	4.50%, 07/08/2044	13,993

		134,638

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
	Apple, Inc.
46,000	2.85%, 05/06/2021 (f)	46,468
31,000	3.45%, 05/06/2024 (f)	31,411

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
6,000	Brocade Communications Systems, Inc. 4.63%, 01/15/2023 (f)	5,850
29,000	EMC Corp. 1.88%, 06/01/2018 (f)	29,219
80,000	Hewlett-Packard Co. 2.75%, 01/14/2019 (f)	82,116
16,000	Viasystems, Inc. 7.88%, 05/01/2019 (g)	17,000

		212,064

TELECOMMUNICATION SERVICES - 0.6%
	AT&T, Inc.
45,000	2.38%, 11/27/2018 (f)	45,802
19,000	4.35%, 06/15/2045	18,085
17,000	4.80%, 06/15/2044 (f)	17,424
33,000	Frontier Communications Corp. 7.13%, 03/15/2019 (f)	37,620
19,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	21,280
	L-3 Communications Corp.
21,000	1.50%, 05/28/2017	21,044
23,000	3.95%, 05/28/2024	23,204
18,000	Sprint Corp. 7.25%, 09/15/2021 (f)(g)	19,913
20,000	T-Mobile USA, Inc. 6.25%, 04/01/2021 (f)	21,325
12,000	tw telecom holdings, Inc. 6.38%, 09/01/2023 (f)	13,680
	Verizon Communications, Inc.
73,000	1.35%, 06/09/2017	73,028

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES (continued)
23,000	3.45%, 03/15/2021 (f)	23,804
9,000	5.05%, 03/15/2034	9,636
33,000	5.15%, 09/15/2023 (f)	36,999
23,000	6.55%, 09/15/2043 (f)	29,050
27,000	Windstream Corp. 6.38%, 08/01/2023 (f)	27,472

		439,366

TRANSPORTATION - 0.0%
37,000	Ryder System, Inc. 2.45%, 09/03/2019	37,185

UTILITIES - 0.6%
15,000	Arizona Public Service Co. 6.25%, 08/01/2016	16,677
15,000	CMS Energy Corp. 4.88%, 03/01/2044	15,852
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016	24,551
	Duke Energy Corp.
27,000	1.63%, 08/15/2017	27,257
22,000	3.75%, 04/15/2024	22,643
34,000	Exelon Corp. 4.90%, 06/15/2015	35,353
18,000	Florida Power & Light Co. 4.13%, 02/01/2042	18,149
37,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	40,948
40,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	49,755
43,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	43,945

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
UTILITIES (continued)
29,000	Northeast Utilities 1.45%, 05/01/2018	28,504
17,000	PacifiCorp 6.25%, 10/15/2037	22,190
19,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044 (f)	20,531
42,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	39,966
40,000	Southern Co. (The) 2.45%, 09/01/2018	41,031
15,000	Tampa Electric Co. 4.35%, 05/15/2044	15,394

		462,746

	Total Corporate Bonds & Notes (Cost $5,220,260)	5,396,553

FOREIGN CORPORATE BONDS & NOTES - 2.6%
BANKS - 1.1%
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (g)	206,418
40,000	Central American Bank for Economic Integration 5.38%, 09/24/2014 (g)	40,405
43,000	Corp. Andina de Fomento 4.38%, 06/15/2022	45,820
125,000	European Investment Bank 0.88%, 12/15/2014	125,410
	KFW
115,000	2.00%, 10/04/2022	111,134
15,000	4.50%, 07/16/2018	16,826
58,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (g)	58,435
100,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (g)	105,238

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
BANKS (continued)
46,000	Royal Bank of Canada 1.20%, 09/19/2018 (f)	45,918
74,000	Westpac Banking Corp. 1.20%, 05/19/2017 (f)	74,112

		829,716

CAPITAL GOODS - 0.1%
61,000	Bombardier, Inc. 7.75%, 03/15/2020 (f)(g)	69,244

CONSUMER SERVICES - 0.0%
15,000	NCL Corp., Ltd. 5.00%, 02/15/2018	15,562

DIVERSIFIED FINANCIALS - 0.1%
38,000	Invesco Finance PLC 3.13%, 11/30/2022	37,760

ENERGY - 0.7%
	BP Capital Markets PLC
14,000	1.38%, 05/10/2018	13,883
32,000	3.81%, 02/10/2024 (f)	33,127
7,000	Ecopetrol SA 5.88%, 05/28/2045 (f)	7,275
15,000	Enbridge, Inc. 4.50%, 06/10/2044	14,866
100,000	Korea National Oil Corp. 2.88%, 11/09/2015 (g)	102,548
15,000	Nexen, Inc. 6.40%, 05/15/2037 (f)	18,109

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
	Petrobras Global Finance BV
12,000	3.00%, 01/15/2019	11,810
7,000	6.25%, 03/17/2024 (f)	7,468
7,000	7.25%, 03/17/2044 (f)	7,752
	Petrobras International Finance Co.
28,000	3.50%, 02/06/2017 (f)	28,812
17,000	3.88%, 01/27/2016 (f)	17,570
	Petroleos Mexicanos
56,000	3.50%, 07/18/2018 (f)	58,996
14,000	3.50%, 01/30/2023	13,706
49,000	Shell International Finance BV 3.40%, 08/12/2023 (f)	50,114
	Statoil ASA
48,000	3.70%, 03/01/2024 (f)	50,301
16,000	4.80%, 11/08/2043	17,712
	Talisman Energy, Inc.
9,000	5.50%, 05/15/2042 (f)	9,794
20,000	6.25%, 02/01/2038 (f)	23,332
	Weatherford International, Ltd.
25,000	5.95%, 04/15/2042 (f)	28,454
7,000	6.75%, 09/15/2040	8,618

		524,247

FOOD, BEVERAGE & TOBACCO - 0.0%
28,000	Diageo Capital PLC 1.13%, 04/29/2018 (f)	27,482

INSURANCE - 0.0%
17,000	AXIS Specialty Finance PLC 5.15%, 04/01/2045 (f)	17,657
15,000	XLIT, Ltd. 5.25%, 12/15/2043	16,559

		34,216

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MATERIALS - 0.2%
15,000	Agrium, Inc. 4.90%, 06/01/2043 (f)	15,387
16,000	BHP Billiton Finance USA, Ltd. 5.00%, 09/30/2043 (f)	17,754
16,000	Kinross Gold Corp. 5.95%, 03/15/2024 (f)(g)	16,679
5,000	6.88%, 09/01/2041	5,149
21,000	LYB International Finance BV 4.88%, 03/15/2044	21,982
29,000	Teck Resources, Ltd. 3.75%, 02/01/2023	28,208
14,000	5.40%, 02/01/2043 (f)	14,051
23,000	Yamana Gold, Inc. 4.95%, 07/15/2024 (g)	23,196

		142,406

MEDIA - 0.0%
27,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (g)	27,439

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
35,000	Actavis Funding SCS 1.30%, 06/15/2017 (g)	34,958
15,000	2.45%, 06/15/2019 (g)	15,060
29,000	3.85%, 06/15/2024 (g)	29,374
15,000	4.85%, 06/15/2044 (g)	15,201
23,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (f)(g)	24,840

		119,433

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
34,000	Seagate HDD Cayman 4.75%, 01/01/2025 (f)(g)	33,915

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES - 0.1%
100,000	America Movil SAB de CV 5.00%, 03/30/2020 (f)	111,367

UTILITIES - 0.1%
64,000	Electricite de France 2.15%, 01/22/2019 (f)(g)	64,431

	Total Foreign Corporate Bonds & Notes (Cost $1,990,131)	2,037,218

MUNICIPAL BONDS & NOTES - 0.2%
15,000	American Municipal Power, Inc. OH 6.27%, 02/15/2050	18,468
25,000	Denver City & County School District No 1, CO 4.24%, 12/15/2037	24,574
28,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	34,296
10,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/2039	11,205
35,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	35,860
20,000	South Carolina State Public Service Authority 6.45%, 01/01/2050	26,015
25,000	State of California 5.70%, 11/01/2021	29,948

	Total Municipal Bonds & Notes (Cost $162,642)	180,366

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
43,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (g)	42,863

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
249	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/2018 (c)	249
18,172	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.23%, 10/25/2035 (b)	—
15,000	GS Mortgage Securities Trust 4.26%, 04/10/2047	15,905
10,619	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/2018 (a)	853
55,000	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4.84%, 12/13/2041 (b)	55,983
75,776	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/2036	706

	Total Non-Agency Collateralized Mortgage Obligations
	(Cost $205,992)	116,559

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 1.5%
	Banc of America Commercial Mortgage Trust
55,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	58,416
10,000	Series 2006-4, Class AM 5.68%, 07/10/2046	10,890
20,000	Series 2008-1, Class A4 6.42%, 02/10/2051 (b)	22,740
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
40,000	Series 2005-6, Class A4 5.35%, 09/10/2047 (b)	41,833
30,000	Series 2005-1, Class AJ 5.47%, 11/10/2042 (b)	30,921

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAG- BACKED SECURITIES (continued)
	Bear Stearns Commercial Mortgage Securities Trust
30,378	Series 2005-T18, Class A4 4.93%, 02/13/2042 (b)	30,957
25,000	Series 2006-T22, Class AJ 5.76%, 04/12/2038 (b)	26,736
30,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	34,037
	Commercial Mortgage Pass-Through Certificates
20,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (b)	21,691
20,000	Series 2005-LP5, Class A4 4.98%, 05/10/2043 (b)	20,479
55,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.64%, 02/15/2039 (b)	58,408
	GS Mortgage Securities Trust
30,000	Series 2011-GC5, Class A2 3.00%, 08/10/2044	31,135
10,000	Series 2011-GC5, Class B 5.47%, 08/10/2044 (b)(g)	11,332
29,647	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4 5.34%, 08/12/2037 (b)	30,237
	JP Morgan Chase Commercial Mortgage Securities Trust
59,137	Series 2007-CB18, Class A4 5.44%, 06/12/2047	64,560
	JPMBB Commercial Mortgage Securities Trust
15,000	Series 2013-C12, Class AS 4.16%, 07/15/2045 (b)	15,834
20,000	Series 2014-C18, Class C 4.97%, 02/15/2047 (b)	21,127
60,000	Series 2013-C17, Class C 5.05%, 01/15/2047 (b)	63,961
15,000	Series 2013-C15, Class C 5.25%, 11/15/2045 (b)	16,314

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
16,354	JPMCC Commercial Mortgage Pass-Through Certificates Series 2005-LDP1, Class A4 5.04%, 03/15/2046 (b)	16,485
	LB-UBS Commercial Mortgage Trust
176,403	Series 2004-C8, Class XCL 0.92%, 12/15/2039 (a)(b)(g)	463
20,622	Series 2005-C5, Class A4 4.95%, 09/15/2030	21,268
40,000	Series 2006-C1, Class A4 5.16%, 02/15/2031	42,098
9,697	Series 2006-C4, Class A4 6.03%, 06/15/2038 (b)	10,476
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (g)	44,526
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	38,960
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	59,573
	Morgan Stanley Bank of America Merrill Lynch Trust
29,000	Series 2013-C10, Class C 4.22%, 07/15/2046 (b)	29,078
15,000	Series 2014-C16, Class C 4.76%, 06/15/2047	15,615
	Morgan Stanley Capital I Trust
20,000	Series 2006-T21, Class A4 5.16%, 10/12/2052 (b)	20,948
25,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (b)	26,426
20,000	Series 2006-IQ11, Class B 5.83%, 10/15/2042 (b)	19,227
20,000	Series 2006-T23, Class A4 5.98%, 08/12/2041 (b)	21,721
30,000	Series 2007-IQ16, Class AMA 6.29%, 12/12/2049 (b)	33,614

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
	WF-RBS Commercial Mortgage Trust
15,000	Series 2014-C19, Class D 4.23%, 03/15/2047 (g)	13,646
20,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	21,297
40,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	42,750
20,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (b)	21,509
10,000	Series 2013-C17, Class D 5.30%, 12/15/2046 (b)(g)	9,940

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,102,947)	1,121,228

SOVEREIGN BONDS - 0.1%
10,000	Chile Government International Bond 3.63%, 10/30/2042	8,825
42,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	43,050

	Total Sovereign Bonds (Cost $50,217)	51,875

U.S. TREASURIES - 6.0%
	U.S. Treasury Bonds
423,100	3.38%, 05/15/2044	426,009
1,261,000	4.50%, 02/15/2036 (f)	1,532,017
	U.S. Treasury Notes
439,100	0.38%, 04/30/2016	438,997
346,900	0.50%, 06/30/2016	347,211
351,200	0.75%, 01/15/2017	351,817
338,400	1.63%, 04/30/2019	339,074
273,700	1.63%, 06/30/2019	273,711
953,500	2.50%, 05/15/2024	952,234

	Total U.S. Treasuries (Cost $4,584,423)	4,661,070

	Total Bonds & Notes (Cost $19,537,458)	19,937,633

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Shares		Value ($)
Domestic Equity - 31.8%
COMMON STOCKS - 31.8%
AUTOMOBILES & COMPONENTS - 0.5%
11,419	Ford Motor Co. (f)	196,864
2,089	TRW Automotive Holdings Corp. (f)(i)	187,007

		383,871

BANKS - 0.9%
8,837	Bank of America Corp. (f)	135,825
14,622	Regions Financial Corp. (f)	155,285
7,880	Wells Fargo & Co. (f)	414,173

		705,283

CAPITAL GOODS - 1.1%
1,184	Boeing Co. (The) (f)	150,640
2,097	Dover Corp. (f)	190,722
1,554	General Dynamics Corp. (f)	181,119
4,004	Honeywell International, Inc. (f)	372,172

		894,653

CONSUMER SERVICES - 0.4%
2,697	Las Vegas Sands Corp. (f)	205,565
787	McDonald’s Corp.	79,283

		284,848

DIVERSIFIED FINANCIALS - 3.1%
3,225	American Express Co.	305,956
2,701	Ameriprise Financial, Inc. (f)	324,120
6,113	Charles Schwab Corp. (The) (f)	164,623
5,420	Citigroup, Inc.	255,282

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
DIVERSIFIED FINANCIALS (continued)
6,206	CME Group, Inc. (f)	440,316
7,714	JPMorgan Chase & Co. (f)	444,480
2,398	McGraw Hill Financial, Inc.	199,106
4,585	State Street Corp. (f)	308,387

		2,442,270

ENERGY - 2.7%
1,019	Anadarko Petroleum Corp. (f)	111,550
2,298	Cameron International Corp. (f)(i)	155,598
2,058	Chevron Corp. (f)	268,672
4,200	Exxon Mobil Corp.	422,856
3,411	Halliburton Co. (f)	242,215
3,391	Hess Corp. (f)	335,336
7,056	Marathon Oil Corp. (f)	281,676
3,072	Occidental Petroleum Corp.	315,279

		2,133,182

FOOD & STAPLES RETAILING - 0.4%
4,341	CVS Caremark Corp.	327,181

FOOD, BEVERAGE & TOBACCO - 2.1%
2,145	Altria Group, Inc. (f)	89,961
6,267	Archer-Daniels-Midland Co.	276,437
3,161	Coca-Cola Enterprises, Inc. (f)	151,033
729	Kraft Foods Group, Inc.	43,704
6,220	Mondelez International, Inc., Class A (f)	233,934
8,761	PepsiCo, Inc.	782,708
771	Philip Morris International, Inc. (f)	65,003

		1,642,780

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
HEALTHCARE EQUIPMENT & SERVICES - 1.4%
5,395	Abbott Laboratories (f)	220,655
5,705	Boston Scientific Corp. (f)(i)	72,853
1,671	Cardinal Health, Inc. (f)	114,564
1,050	Cooper Cos., Inc. (The) (f)	142,306
2,546	DENTSPLY International, Inc. (f)	120,553
3,444	Express Scripts Holding Co. (f)(i)	238,773
1,978	Stryker Corp. (f)	166,785

		1,076,489

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
1,192	Clorox Co. (The) (f)	108,949
557	Energizer Holdings, Inc. (f)	67,971
894	Kimberly-Clark Corp. (f)	99,430

		276,350

INSURANCE - 1.0%
4,568	American International Group, Inc. (f)	249,321
5,849	Genworth Financial, Inc., Class A (f)(i)	101,773
8,559	Hartford Financial Services Group, Inc. (f)	306,498
1,672	MetLife, Inc. (f)	92,896

		750,488

MATERIALS - 0.8%
3,147	Monsanto Co. (f)	392,557
405	PPG Industries, Inc. (f)	85,111

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
MATERIALS (continued)
600	Praxair, Inc.	79,704
255	Rayonier Advanced Materials, Inc. (i)	9,894
308	Rockwood Holdings, Inc.	23,405

		590,671

MEDIA - 1.6%
1,672	CBS Corp., Class B (f)	103,898
2,506	Comcast Corp., Class A (f)	134,522
5,035	Comcast Corp., Special Class A (f)	268,517
2,458	Discovery Communications, Inc., Class C (f)(i)	178,426
4,898	Time Warner, Inc. (f)	344,084
436	Time, Inc. (i)	10,557
2,547	Walt Disney Co. (The) (f)	218,380

		1,258,384

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
1,079	Alexion Pharmaceuticals, Inc. (i)	168,594
4,884	Amgen, Inc. (f)	578,119
5,484	Gilead Sciences, Inc. (f)(i)	454,678
5,679	Johnson & Johnson	594,137
7,300	Merck & Co., Inc. (f)	422,305
1,601	PerkinElmer, Inc. (f)	74,991
12,215	Pfizer, Inc. (f)	362,541

		2,655,365

REAL ESTATE INVESTMENT TRUST - 0.8%
5,804	American Tower Corp., REIT	522,244
1,072	HCP, Inc., REIT	44,359
766	Rayonier, Inc., REIT	27,231
85	Simon Property Group, Inc., REIT (f)	14,134

		607,968

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
RETAILING - 2.0%
749	Amazon.com, Inc. (i)	243,260
222	AutoZone, Inc. (f)(i)	119,046
4,645	Dick’s Sporting Goods, Inc. (f)	216,271
3,203	Dollar General Corp. (i)	183,724
965	Home Depot, Inc. (The)	78,127
10,694	Lowe’s Cos., Inc. (f)	513,205
2,060	Macy’s, Inc. (f)	119,521
815	Wal-Mart Stores, Inc. (f)	61,182

		1,534,336

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
1,601	Analog Devices, Inc. (f)	86,566
5,640	Applied Materials, Inc. (f)	127,182
3,173	Intel Corp. (f)	98,046
2,401	Microchip Technology, Inc. (f)	117,193
1,115	Texas Instruments, Inc. (f)	53,286

		482,273

SOFTWARE & SERVICES - 2.3%
5,035	eBay, Inc. (f)(i)	252,052
1,590	Facebook, Inc., Class A (f)(i)	106,991
666	Google, Inc., Class A (i)	389,390
300	Google, Inc., Class C (f)(i)	172,584
3,117	Intuit, Inc. (f)	251,012
1,462	Microsoft Corp.	60,966
5,891	Oracle Corp. (f)	238,762
1,072	Paychex, Inc. (f)	44,552
1,349	Visa, Inc., Class A (f)	284,248

		1,800,557

Shares		Value ($)
Domestic Equity (continued)
COMMON STOCKS (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
8,946	Apple, Inc. (f)	831,352
17,434	Cisco Systems, Inc. (f)	433,235
19,691	EMC Corp.	518,661
5,794	Hewlett-Packard Co. (f)	195,142
11,427	QUALCOMM, Inc. (f)	905,018

		2,883,408

TELECOMMUNICATION SERVICES - 0.8%
3,259	AT&T, Inc. (f)	115,238
9,971	Verizon Communications, Inc. (f)	487,881

		603,119

TRANSPORTATION - 0.8%
3,171	CSX Corp. (f)	97,698
5,412	Delta Air Lines, Inc. (f)	209,553
2,720	United Parcel Service, Inc., Class B (f)	279,235

		586,486

UTILITIES - 1.0%
7,798	AES Corp. (f)	121,259
936	American Water Works Co., Inc. (f)	46,285
5,013	Calpine Corp. (f)(i)	119,360
3,559	CMS Energy Corp.	110,863
1,544	Dominion Resources, Inc. (f)	110,427
1,253	NextEra Energy, Inc. (f)	128,407
2,785	NRG Energy, Inc.	103,602

		740,203

	Total Common Stocks (Cost $18,956,663)	24,660,165

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Shares		Value ($)
Domestic Equity (continued)
PREFERRED STOCKS - 0.0%
BANKS - 0.0%
946	Wells Fargo & Co.	24,560

	Total Preferred Stocks (Cost $23,650)	24,560

	Total Domestic Equity (Cost $18,980,313)	24,684,725

Foreign Equity - 25.7%
COMMON STOCKS - 25.3%
AUTOMOBILES & COMPONENTS - 1.1%
628	Continental AG	145,440
2,400	Denso Corp.	114,545
39,000	Mazda Motor Corp.	182,864
7,006	Toyota Motor Corp.	420,754

		863,603

BANKS - 2.5%
84,394	Barclays PLC	307,072
4,273	BNP Paribas SA	289,857
11,254	Credit Agricole SA	158,707
11,522	Grupo Financiero Banorte S.A.B. de C.V.	82,403
17,471	HSBC Holdings PLC	177,116
4,188	ICICI Bank, Ltd., ADR (f)	208,981
91,106	Intesa Sanpaolo SpA	281,409
40,100	Mitsubishi UFJ Financial Group, Inc.	245,813
5,000	Sumitomo Mitsui Financial Group, Inc.	209,466

		1,960,824

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
CAPITAL GOODS - 3.0%
6,392	ABB, Ltd. (i)	147,186
3,398	Assa Abloy AB, Class B	172,814
4,768	Eaton Corp. PLC (f)	367,994
3,486	European Aeronautic Defence and Space Co. NV	233,584
1,500	FANUC Corp.	258,674
24,000	Hitachi, Ltd.	175,786
8,407	Larsen & Toubro, Ltd., GDR	235,985
11,000	Mitsubishi Heavy Industries, Ltd.	68,624
2,600	Nidec Corp.	159,534
335	Pentair PLC	24,160
4,189	Safran SA	274,237
1,791	Schneider Electric SA	168,585

		2,287,163

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
4,238	Brambles, Ltd.	36,761
8,810	Capita PLC	172,480
6,438	Experian PLC	108,759
4,181	Nielsen Holdings NV (f)	202,402

		520,402

CONSUMER DURABLES & APPAREL - 0.4%
2,352	Luxottica Group SpA	136,120
265	Swatch Group AG (The)	160,022

		296,142

CONSUMER SERVICES - 0.1%
9,134	Sands China, Ltd.	69,003

DIVERSIFIED FINANCIALS - 0.5%
2,743	Deutsche Bank AG	96,500
8,723	Invesco, Ltd. (f)	329,293

		425,793

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
ENERGY - 2.6%
6,665	Cameco Corp. (f)	130,966
7,324	Cenovus Energy, Inc. (f)	237,580
2,336	Peyto Exploration & Development Corp. (f)	88,405
7,310	Schlumberger, Ltd. (f)	862,214
9,209	Subsea 7 SA (f)	171,685
2,170	Technip SA	237,358
4,498	Total SA	325,042

		2,053,250

FOOD, BEVERAGE & TOBACCO - 0.7%
1,441	Anheuser-Busch InBev NV	165,530
4,442	Diageo PLC	141,725
523	Diageo PLC ADR	66,562
2,242	Nestle SA	173,687

		547,504

HEALTHCARE EQUIPMENT & SERVICES - 0.9%
427	Cie Generale d’Optique Essilor International SA	45,280
5,228	Covidien PLC (f)	471,461
1,266	Fresenius SE & Co. KGaA	188,761

		705,502

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,986	Svenska Cellulosa AB, Class B	155,888
1,346	Unicharm Corp.	80,211

		236,099

INSURANCE - 1.8%
70,150	AIA Group, Ltd.	352,997
8,700	AXA SA	207,917
20,686	ING Groep NV (i)	290,586
10,905	Prudential PLC	250,042

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
INSURANCE (continued)
9,200	Tokio Marine Holdings, Inc.	302,595

		1,404,137

MATERIALS - 1.8%
7,383	BHP Billiton PLC	238,527
60	Givaudan SA (i)	100,068
2,869	HeidelbergCement AG	244,838
1,703	Johnson Matthey PLC	90,268
1,450	Linde AG	308,312
3,621	LyondellBasell Industries NV, Class A	353,591
1,829	Rio Tinto PLC	97,212

		1,432,816

MEDIA - 0.7%
7,792	Liberty Global PLC, Series C (f)(i)	329,679
8,563	WPP PLC	186,532

		516,211

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
669	Actavis PLC (f)(i)	149,220
7,400	Astellas Pharma, Inc.	97,225
1,979	Bayer AG	279,490
1,886	CSL, Ltd.	118,466
10,083	GlaxoSmithKline PLC	269,640
3,713	GlaxoSmithKline PLC ADR (f)	198,571
1	Mallinckrodt PLC (f)(i)	80
1,343	Roche Holding AG	400,568
2,742	Sanofi	291,252

		1,804,512

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
REAL ESTATE INVESTMENT TRUST - 0.9%
1,983	Brookfield Asset Management, Inc., Class A	87,519
10,000	Mitsubishi Estate Co., Ltd.	246,878
11,152	Mitsui Fudosan Co., Ltd.	376,045

		710,442

RETAILING - 0.5%
378	Fast Retailing Co., Ltd.	124,365
20,600	Rakuten, Inc. (f)	266,180

		390,545

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
2,547	ASML Holding NV	237,166
96	Samsung Electronics Co., Ltd.	125,432
13,879	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	296,872

		659,470

SOFTWARE & SERVICES - 1.2%
3,546	Baidu, Inc., ADR (i)	662,428
3,808	SAP AG	294,054

		956,482

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
3,016	Hexagon AB, Class B	97,174
300	Keyence Corp.	130,877
3,900	Murata Manufacturing Co., Ltd.	364,996
31,429	Telefonaktiebolaget LM Ericsson, Class B	379,620

		972,667

Shares		Value ($)
Foreign Equity (continued)
COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES - 0.8%
11,801	BT Group PLC	77,665
5,000	Softbank Corp.	372,291
42,853	Vodafone Group PLC	142,881

		592,837

TRANSPORTATION - 0.3%
1,400	East Japan Railway Co.	110,267
20,365	International Consolidated Airlines Group SA (i)	129,012

		239,279

	Total Common Stocks (Cost $16,088,665)	19,644,683

PREFERRED STOCKS - 0.4%
AUTOMOBILES & COMPONENTS - 0.4%
1,261	Volkswagen AG	331,142

	Total Preferred Stocks (Cost $255,627)	331,142

	Total Foreign Equity (Cost $16,344,292)	19,975,825

Exchange-Traded Funds (f) - 3.6%
2,540	Financial Select Sector SPDR Fund, ETF	57,760
4,243	Industrial Select Sector SPDR Fund, ETF	229,376
57,768	Vanguard FTSE Emerging Markets, ETF	2,491,534

	Total Exchange-Traded Funds (Cost $2,547,987)	2,778,670

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

Shares		Value ($)
Investment Companies (j) - 22.9%
17,780,303	State Street Navigator Prime Securities Lending Portfolio	17,780,303

	Total Investment Companies (Cost $17,780,303)	17,780,303

Total Investments - 109.8% (Cost $75,190,353)		85,157,156

Other Assets & Liabilities, Net - (9.8)%		(7,620,092)

Net Assets - 100.0%		77,537,064

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2014.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities (or a portion of securities) on loan. As of June 30, 2014, the market value of securities loaned was $21,340,540. The loaned securities were secured with cash and securities collateral of $21,821,660. Collateral is calculated based on prior day’s prices.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2014, these securities amounted to $1,521,153 or 2.0% of net assets.
(h)	Security purchased on a when-issued basis. As of June 30, 2014, assets with a total aggregate market value of $51,421, or 0.1% of net assets, were purchased on a when-issued basis.
(i)	Non-income producing security.
(j)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $194,000 was pledged as collateral, open at June 30, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	September 2014	15	$3,293,906	$(2,175)
5 Yr. U.S. Treasury Notes	September 2014	12	1,433,531	754
Euro STOXX 50 Index	September 2014	3	132,753	(1,735)
FTSE 100 Index	September 2014	1	114,748	(345)
S&P 500 Emini Index	September 2014	2	195,240	2,369
S&P MidCap 400 Emini Index	September 2014	16	2,286,880	48,915
TOPIX Index	September 2014	1	124,624	3,534

				51,317

Short Futures:
10 Yr. U.S. Treasury Notes	September 2014	19	2,378,266	(2,879)
S&P 500 Emini Index	September 2014	1	97,620	(198)
U.S. Long Treasury Bonds	September 2014	6	823,125	3,619
Ultra Long U.S. Treasury Bond	September 2014	4	599,750	3,960

				4,502

				$55,819

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Total Return Fund

The Fund invested in the following countries as of June 30, 2014:

Country	Percentage (based on Total Investments)
United States	74.1%
Japan	5.1%
United Kingdom	3.4%
France	2.4%
Germany	2.4%
Netherlands	1.7%
Other (each less than 1.66%)	10.9%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Energy	3.1%	3.0%	6.1%
Pharmaceuticals, Biotechnology & Life Sciences	3.5%	2.3%	5.8%
Technology Hardware & Equipment	3.6%	1.2%	4.8%
Banks	1.2%	3.3%	4.5%
Diversified Financials	3.8%	0.5%	4.3%
Capital Goods	1.3%	2.8%	4.1%
Software & Services	2.3%	1.1%	3.4%
Insurance	1.2%	1.7%	2.9%
Food, Beverage & Tobacco	2.2%	0.7%	2.9%
Materials	0.9%	1.8%	2.7%
Retailing	2.1%	0.5%	2.6%
Healthcare Equipment & Services	1.6%	0.8%	2.4%
Media	1.7%	0.6%	2.3%
Telecommunication Services	1.2%	0.8%	2.0%
Automobiles & Components	0.5%	1.4%	1.9%
Real Estate Investment Trust	0.9%	0.8%	1.7%
Utilities	1.4%	0.1%	1.5%
Semiconductors & Semiconductor Equipment	0.6%	0.8%	1.4%
Transportation	0.7%	0.3%	1.0%
Commercial & Professional Services	0.1%	0.6%	0.7%
Household & Personal Products	0.4%	0.3%	0.7%
Consumer Services	0.4%	0.1%	0.5%
Food & Staples Retailing	0.5%	0.0%	0.5%
Consumer Durables & Apparel	0.1%	0.3%	0.4%

			61.1%

Sector
Agency Mortgage-Backed Securities			7.4%
U.S. Treasuries			5.5%
Non-Agency Collateralized Mortgage-Backed Securities			1.3%
Other (each less than 1.0%)			0.5%

			14.7%

Exchange-Traded Funds			3.3%
Investment Companies			20.9%

			24.2%

			100.0%

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes - 96.0%
ALASKA - 1.9%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	567,685

CALIFORNIA - 9.9%
1,000,000	California State Department of Water Resources 5.00%, 12/01/2021	1,221,850
1,160,000	Los Angeles, CA Harbor Department 5.00%, 08/01/2026	1,347,908
28,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	32,485
250,000	State of California 5.25%, 04/01/2035	283,063

		2,885,306

COLORADO - 2.0%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	582,800

CONNECTICUT - 9.0%
500,000	South Central Connecticut Regional Water Authority Insured: GO OF AUTH 5.00%, 08/01/2033	558,325
500,000	State of Connecticut 5.00%, 01/01/2022	599,350
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	290,972
1,000,000	Town of Fairfield, CT 5.00%, 01/01/2021	1,198,020

		2,646,667

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
DISTRICT OF COLUMBIA - 1.9%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	563,880

FLORIDA - 1.3%
30,000	City of Gainesville, FL Utilities System 8.13%, 10/01/2014	30,581
250,000	City of Tampa, FL 5.00%, 10/01/2027	291,710
50,000	State of Florida 10.00%, 07/01/2014	50,000

		372,291

GEORGIA - 10.0%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	562,290
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	643,345
1,000,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	1,167,140
500,000	State of Georgia 4.50%, 01/01/2029	551,890

		2,924,665

HAWAII - 4.5%
1,135,000	State of Hawaii Airports System 5.25%, 07/01/2024	1,307,758

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
INDIANA - 2.4%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	564,525
130,000	Indiana Toll Road Commission 9.00%, 01/01/2015	135,651

		700,176

KENTUCKY - 1.9%
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	569,800

MAINE - 2.0%
500,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	581,170

MASSACHUSETTS - 2.0%
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	578,080

MICHIGAN - 1.9%
500,000	Lansing Board of Water & Light, MI 5.00%, 07/01/2037	550,410

MINNESOTA - 2.2%
500,000	St Paul Port Authority 5.00%, 12/01/2022	602,275
35,000	Western Minnesota Municipal Power Agency 6.63%, 01/01/2016	36,077

		638,352

MISSOURI - 7.8%
1,500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	1,768,950
500,000	Missouri Joint Municipal Electric Utility Commission 5.75%, 01/01/2029	518,905

		2,287,855

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
NEW JERSEY - 0.8%
100,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	103,848
	New Jersey State Turnpike Authority
20,000	Insured: AMBAC-TCRS 6.50%, 01/01/2016	21,848
20,000	Insured: AMBAC-TCRS 6.50%, 01/01/2016	21,832
15,000	Insured: AMBAC-TCRS 6.50%, 01/01/2016	16,397
65,000	Insured: AMBAC-TCRS-BNY 6.50%, 01/01/2016	67,395

		231,320

NEW MEXICO - 2.0%
500,000	New Mexico Finance Authority 5.00%, 06/15/2018	578,530

NEW YORK - 6.9%
500,000	Brooklyn Arena Local Development Corp., NY 6.00%, 07/15/2030	552,060
255,000	New York State Dormitory Authority 7.38%, 07/01/2016	272,998
1,000,000	New York State Urban Development Corp. 5.50%, 01/01/2019	1,180,860

		2,005,918

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
NORTH CAROLINA - 2.0%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	586,270

OHIO - 1.8%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	530,110

PENNSYLVANIA - 4.8%
220,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	259,004
	Pennsylvania Turnpike Commission
500,000	0.00%, 12/01/2034 (b)	517,360
500,000	5.00%, 12/01/2032	537,755
105,000	Pittsburgh, PA Water & Sewer Authority Insured: FGIC 7.25%, 09/01/2014	106,208

		1,420,327

RHODE ISLAND - 2.0%
500,000	Rhode Island Health & Educational Building Corp. 6.25%, 09/15/2034	576,450

SOUTH CAROLINA - 3.9%
500,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	571,135
500,000	Piedmont Municipal Power Agency, SC Insured: AGC 5.75%, 01/01/2034	572,595

		1,143,730

TENNESSEE - 2.0%
500,000	County of Shelby, TN 5.00%, 03/01/2021	589,870

Principal Amount ($)		Value ($)
Municipal Bonds & Notes (continued)
TEXAS - 6.7%
500,000	City of Houston, TX Utility System 5.25%, 11/15/2031	579,495
250,000	Dallas/Fort Worth International Airport 4.13%, 11/01/2039	248,625
750,000	State of Texas 5.00%, 04/01/2028	812,655
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	306,737

		1,947,512

VIRGINIA - 2.4%
575,000	Virginia Commonwealth Transportation Board 5.00%, 03/15/2023	692,737

	Total Municipal Bonds & Notes (Cost $25,770,315)	28,059,669

Total Investments - 96.0% (Cost $25,770,315)		28,059,669

Other Assets & Liabilities, Net - 4.0%		1,183,848

Net Assets - 100.0%		29,243,517

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2014.
(b)	Convertible Capital Appreciation Bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semi-annual basis until final maturity.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Tax-Exempt Fund

Glossary:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
FGIC	Financial Guaranty Insurance Corp.
GO OF AUTH	General Obligation of Authority
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 85.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
	Federal Home Loan Mortgage Corp. REMIC
96,407	Series 2412, Class OF 1.10%, 12/15/2031 (a)	98,942
58,140	Series 3862, Class MI 3.50%, 11/15/2024 (b)	3,156
173,585	Series 3977, Class AI 3.50%, 09/15/2029 (b)	14,999
163,590	Series 3983, Class EI 3.50%, 11/15/2030 (b)	17,861
241	Series 2645, Class BI 4.50%, 02/15/2018 (b)	—
25,886	Series 2643, Class IM 4.50%, 03/15/2018 (b)	760
1,438	Series 2781, Class IC 5.00%, 05/15/2018 (b)	2
20,397	Series 2763, Class JI 5.00%, 10/15/2018 (b)	613
11,321	Series 3536, Class IP 5.00%, 02/15/2038 (b)	589
52,780	Series 2631, Class DI 5.50%, 06/15/2033 (b)	10,664
471,484	Series 4320, Class SD 5.95%, 07/15/2039 (a)(b)	74,190
166,651	Series 3806, Class DS 6.45%, 08/15/2025 (a)(b)	20,361
1,175	Series 1980, Class IO 7.50%, 07/15/2027 (b)	234
223	Series 33, Class D 8.00%, 04/15/2020	239

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Federal Home Loan Mortgage Corp. STRIPS
795	Series 186, Class PO 0.00%, 08/01/2027 (c)	753
1,309	Series 147, Class IO 8.00%, 02/01/2023 (b)	228
1,691	Series 171, Class IO 8.00%, 07/01/2024 (b)	461
807,289	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-58, Class AIO 0.08%, 09/25/2043 (a)(b)	8,218
	Federal National Mortgage Assoc. REMIC
984	Series G92-68, Class B 0.00%, 12/25/2022 (c)	975
2,180,500	Series 2003-35, Class QA 0.10%, 05/25/2018 (a)(b)	3,092
164,180	Series 2003-89, Class IO 1.25%, 12/25/2042 (a)(b)	5,970
284,501	Series 2010-16, Class PA 4.50%, 02/25/2040	300,598
2,975	Series 2003-61, Class IJ 5.00%, 02/25/2032 (b)	5
18,377	Series 2010-21, Class PI 5.00%, 02/25/2040 (b)	2,804
245,372	Series 2010-98, Class DI 5.00%, 09/25/2040 (b)	31,791
48,744	Series 2008-61, Class SB 5.85%, 07/25/2038 (a)(b)	6,976
	Federal National Mortgage Assoc. STRIPS
5	Series 1992-77, Class K 0.00%, 05/25/2022 (c)	127
60,325	Series 354, Class 1 0.00%, 12/01/2034 (c)	56,064
53,880	Series 362, Class 2 4.50%, 08/01/2035 (b)	8,183
48,901	Series 378, Class 1 4.50%, 01/25/2036 (b)	7,791

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Federal National Mortgage Assoc. STRIPS
35,571	Series 387, Class 2 5.00%, 03/25/2038 (b)	5,612
26,073	Series 387, Class 1 5.00%, 05/25/2038 (b)	4,189
13,481	Series 346, Class 2 5.50%, 12/01/2033 (b)	2,680
16,792	Series 356, Class 17 6.00%, 01/01/2035 (b)	3,150
21,251	Series 356, Class 21 6.00%, 01/01/2035 (b)	3,940
10,615	Series 252, Class 2 7.50%, 11/01/2023 (b)	2,148
777	Series 237, Class 2 8.00%, 08/01/2023 (b)	184
5,136	Series 264, Class 2 8.00%, 07/01/2024 (b)	1,098
215	Series 12, Class 2 8.50%, 03/01/2017 (b)	21
514	Series 7, Class 2 8.50%, 04/01/2017 (b)	52
78	Series 28, Class 2 8.50%, 01/01/2018 (b)	9
768	Series 150, Class 2 8.50%, 07/25/2022 (b)	180
632	Series 163, Class 2 8.50%, 07/25/2022 (b)	52
911	Series 137, Class 2 9.00%, 05/25/2022 (b)	185

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Government National Mortgage Assoc.
134,814	Series 2011-51, Class NI 4.50%, 10/20/2037 (b)	12,204
134,654	Series 2010-101, Class GI 4.50%, 02/20/2038 (b)	14,455
69,096	Series 2009-118, Class YI 4.50%, 05/20/2038 (b)	7,141
153,557	Series 2010-130, Class PI 4.50%, 08/16/2039 (b)	22,240
63,422	Series 2010-75, Class KI 5.00%, 12/20/2035 (b)	2,060
97,903	Series 2010-42, Class IA 5.00%, 10/20/2037 (b)	8,034
80,116	Series 2010-2, Class QI 5.00%, 01/20/2038 (b)	9,759
85,916	Series 2009-103, Class IT 5.00%, 09/20/2038 (b)	11,616
398,488	Series 2010-20, Class SE 6.10%, 02/20/2040 (a)(b)	73,661
248,325	Series 2010-26, Class QS 6.10%, 02/20/2040 (a)(b)	47,818

	Total Agency Collateralized Mortgage Obligations (Cost $910,036)	909,134

AGENCY MORTGAGE-BACKED SECURITIES - 28.5%
	Federal Home Loan Mortgage Corp.
1,976,392	4.00%, 05/01/2044	2,100,743
13,581	4.50%, 06/01/2033 - 02/01/2035 (d)	14,711
494,542	5.00%, 07/01/2035 - 06/01/2041 (d)	557,762
231,924	5.50%, 05/01/2020 - 04/01/2039 (d)	259,616
444,541	6.00%, 04/01/2017 - 11/01/2037 (d)	504,458
3,566	6.50%, 07/01/2029 - 04/01/2031 (d)	4,020
117,069	7.00%, 10/01/2016 - 08/01/2036 (d)	130,644
95,435	7.50%, 01/01/2027 - 09/01/2033 (d)	101,162
12,106	8.00%, 11/01/2030	13,799
34,137	8.50%, 05/01/2020 - 04/01/2030 (d)	36,498
1,308	9.00%, 12/01/2016	1,383
112	9.50%, 04/01/2021	126

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Federal National Mortgage Assoc.
112,427	1.79%, ARM (a)	117,712
9,841	2.01%, ARM (a)	9,883
104,517	2.04%, ARM (a)	110,842
1,124	2.10%, ARM (a)	1,128
21,136	2.17%, ARM (a)	22,528
79,553	2.28%, ARM (a)	85,304
31,365	2.31%, ARM (a)	31,644
19,287	2.40%, ARM (a)	19,405
678	2.52%, ARM (a)	680
9,219,016	3.00%, 02/01/2043 - 06/01/2043 (d)	9,128,773
90,000	3.00%, TBA (e)	88,938
2,546,609	3.50%, 11/01/2042 - 02/01/2043 (d)	2,630,114
995,000	3.50%, TBA (e)	1,024,539
3,350,966	4.00%, 05/01/2019 - 03/01/2044 (d)	3,564,989
1,660,000	4.00%, TBA (e)	1,762,194
6,339,160	4.50%, 05/01/2018 - 04/01/2041 (d)	6,869,845
876,405	5.00%, 07/01/2020 - 06/01/2041 (d)	984,695
1,700,000	5.00%, TBA (e)	1,888,063
799,671	5.50%, 08/01/2014 - 01/01/2039 (d)	892,821
796,866	6.00%, 11/01/2014 - 07/01/2035 (d)	904,261
645,000	6.00%, TBA (e)	726,633
111,877	6.50%, 08/01/2017 - 08/01/2036 (d)	125,071
360,607	7.00%, 03/01/2015 - 04/01/2036 (d)	394,681
333,664	7.50%, 02/01/2015 - 05/01/2034 (d)	367,262
126,967	8.00%, 12/01/2015 - 11/01/2033 (d)	131,893
68,160	8.50%, 02/01/2018 - 07/01/2031 (d)	74,050
21,849	9.00%, 12/01/2017 - 12/01/2024 (d)	22,697
8,113	9.50%, 09/01/2021	8,282
51,545	9.75%, 02/01/2021	57,344

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Government National Mortgage Assoc.
2,951,283	3.50%, 05/20/2043	3,080,005
3,432,070	4.00%, 01/20/2041 - 04/20/2043 (d)	3,682,639
674,118	4.50%, 08/15/2033 - 03/20/2041 (d)	738,980
108,113	6.00%, 04/15/2027 - 09/15/2036 (d)	123,534
101,448	6.50%, 04/15/2019 - 08/15/2036 (d)	115,406
135,953	7.00%, 12/15/2018 - 10/15/2036 (d)	149,579
140,614	7.50%, 12/15/2018 - 11/15/2031 (d)	146,340
27,772	8.00%, 07/15/2017 - 02/15/2030 (d)	28,195
923	8.50%, 10/15/2022	927
15,080	9.00%, 11/15/2016 - 12/15/2021 (d)	16,159

	Total Agency Mortgage- Backed Securities (Cost $43,072,646)	43,852,957

ASSET-BACKED SECURITIES - 1.3%
150,000	Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 06/15/2016	150,564
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/2017	154,575
1,575,000	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, 03/25/2016 (f)	1,613,083

	Total Asset-Backed Securities (Cost $1,880,175)	1,918,222

CORPORATE BONDS & NOTES - 23.2%
AUTOMOBILES & COMPONENTS - 0.3%
	American Axle & Manufacturing, Inc.
147,000	6.25%, 03/15/2021	158,760
43,000	7.75%, 11/15/2019	49,773
77,000	General Motors Co. 4.88%, 10/02/2023 (f)	81,427

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
AUTOMOBILES & COMPONENTS (continued)
	Johnson Controls, Inc.
39,000	3.63%, 07/02/2024	39,252
99,000	4.63%, 07/02/2044	99,476

		428,688

BANKS - 1.3%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	498,616
73,000	2.60%, 01/15/2019	73,937
128,000	4.10%, 07/24/2023	133,098
	Bank of America Corp., MTN
104,000	4.00%, 04/01/2024	106,349
162,000	4.13%, 01/22/2024	167,350
250,000	People’s United Bank 4.00%, 07/15/2024	251,710
349,000	U.S. Bancorp 3.44%, 02/01/2016	363,623
	Wells Fargo & Co.
230,000	4.10%, 06/03/2026	233,445
134,000	5.90%, 12/29/2049 (a)	142,476

		1,970,604

CAPITAL GOODS - 0.9%
198,000	ABB Finance USA, Inc. 1.63%, 05/08/2017 (g)	200,631
96,000	Cargill, Inc. 6.00%, 11/27/2017 (f)	109,590

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS (continued)
	Caterpillar, Inc.
51,000	3.40%, 05/15/2024 (g)	51,686
102,000	4.30%, 05/15/2044 (g)	102,679
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (g)	211,935
228,000	Eaton Corp. 2.75%, 11/02/2022	221,178
206,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	211,560
62,000	JB Poindexter & Co., Inc. 9.00%, 04/01/2022 (f)(g)	69,285
197,000	John Deere Capital Corp., MTN 3.35%, 06/12/2024	198,726
81,000	Textron, Inc. 6.20%, 03/15/2015	84,319

		1,461,589

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	Catholic Health Initiatives
65,000	2.60%, 08/01/2018	65,414
112,000	2.95%, 11/01/2022	107,887
55,000	4.20%, 08/01/2023	56,957
71,000	4.35%, 11/01/2042	68,307
197,000	Pitney Bowes, Inc. 4.63%, 03/15/2024	204,156
210,000	United Rentals North America, Inc. 5.75%, 07/15/2018 (g)	223,125

		725,846

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
CONSUMER DURABLES & APPAREL - 0.3%
307,000	Mattel, Inc. 2.35%, 05/06/2019	308,754
211,000	RSI Home Products, Inc. 6.88%, 03/01/2018 (f)	225,770

		534,524

CONSUMER SERVICES - 0.1%
116,000	Vail Resorts, Inc. 6.50%, 05/01/2019	122,162

DIVERSIFIED FINANCIALS - 3.5%
395,000	American Express Credit Corp., MTN 1.13%, 06/05/2017	394,868
	Citigroup, Inc.
217,000	1.75%, 05/01/2018	215,764
207,000	3.75%, 06/16/2024	208,006
88,000	5.00%, 09/15/2014	88,784
94,000	5.30%, 05/06/2044	98,421
259,000	5.50%, 09/13/2025	289,521
	CNH Industrial Capital LLC
150,000	3.38%, 07/15/2019 (f)	149,062
128,000	3.88%, 11/01/2015	131,200
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)	153,797
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	235,160
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018	271,378
311,000	2.63%, 01/31/2019	315,566
104,000	2.90%, 07/19/2018	107,250
247,000	4.00%, 03/03/2024	251,938
148,000	4.80%, 07/08/2044	147,278

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
DIVERSIFIED FINANCIALS (continued)
	Hyundai Capital America
92,000	1.63%, 10/02/2015 (f)	92,862
219,000	2.13%, 10/02/2017 (f)	222,506
	Jefferies Group LLC
93,000	5.13%, 01/20/2023	99,875
75,000	6.50%, 01/20/2043	83,013
296,000	JPMorgan Chase & Co. 5.00%, 12/29/2049 (a)(g)	296,472
	Morgan Stanley
208,000	2.13%, 04/25/2018	210,477
237,000	4.10%, 05/22/2023	240,861
147,000	4.75%, 03/22/2017	160,148
224,000	4.88%, 11/01/2022	240,859
133,000	5.00%, 11/24/2025	142,164
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (f)	495,919

		5,343,149

ENERGY - 2.5%
135,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	170,833
125,000	Chesapeake Energy Corp. 3.25%, 03/15/2016	125,937
83,000	Denbury Resources, Inc. 6.38%, 08/15/2021	89,433
205,000	El Paso Pipeline Partners Operating Co. LLC 4.30%, 05/01/2024 (g)	207,489
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	310,402
161,000	Kerr-McGee Corp. 6.95%, 07/01/2024	207,174
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023	176,128
104,000	5.50%, 03/01/2044	110,193

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
80,000	Kinder Morgan, Inc. 5.63%, 11/15/2023 (f)	82,600
	Linn Energy LLC
514,000	6.25%, 11/01/2019 (g)	540,985
46,000	8.63%, 04/15/2020	49,910
	Newfield Exploration Co.
10,000	5.63%, 07/01/2024	11,025
96,000	5.75%, 01/30/2022	106,560
112,000	Plains Exploration & Production Co. 6.50%, 11/15/2020	125,580
69,000	Range Resources Corp. 5.75%, 06/01/2021 (g)	74,865
	Rowan Cos., Inc.
146,000	4.75%, 01/15/2024 (g)	154,763
42,000	5.85%, 01/15/2044 (g)	45,503
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021 (h)	127,500
214,000	Unit Corp. 6.63%, 05/15/2021	229,515
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024 (g)	199,347
99,000	5.75%, 06/24/2044	100,209
317,000	Williams Partners LP 5.25%, 03/15/2020	358,022
211,000	WPX Energy, Inc. 5.25%, 01/15/2017	225,770

		3,829,743

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
FOOD & STAPLES RETAILING - 0.3%
190,000	American Seafoods Group LLC 10.75%, 05/15/2016 (f)	190,475
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	283,882

		474,357

FOOD, BEVERAGE & TOBACCO - 0.8%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	103,590
108,000	4.50%, 05/02/2043 (g)	104,524
106,000	5.38%, 01/31/2044	116,553
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	191,032
64,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	61,681
210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	234,675
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	141,541
112,000	JBS USA LLC 5.88%, 07/15/2024 (f)(g)	112,000
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	107,372

		1,172,968

HEALTHCARE EQUIPMENT & SERVICES - 0.8%
166,000	Ascension Health, Inc. 4.85%, 11/15/2053	182,622
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	393,806
51,000	Fresenius Medical Care U.S. Finance, Inc. 5.75%, 02/15/2021 (f)	55,972

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
HEALTHCARE EQUIPMENT & SERVICES (continued)
114,000	HCA, Inc. 6.50%, 02/15/2020	128,535
72,000	Medtronic, Inc. 4.63%, 03/15/2044	75,930
90,000	Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/2052	86,891
80,000	Tenet Healthcare Corp. 4.75%, 06/01/2020 (g)	82,200
207,000	WellPoint, Inc. 3.30%, 01/15/2023	207,136

		1,213,092

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
83,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021 (g)(h)	85,698

INSURANCE - 1.1%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (a)	128,036
167,000	American International Group, Inc. 3.38%, 08/15/2020	173,775
	Berkshire Hathaway Finance Corp.
256,000	2.90%, 10/15/2020 (g)	264,032
59,000	3.00%, 05/15/2022 (g)	59,428
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043 (g)	231,899
79,000	CNA Financial Corp. 5.88%, 08/15/2020	92,566
99,000	Everest Reinsurance Holdings, Inc. 4.87%, 06/01/2044	99,671

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
INSURANCE (continued)
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024	110,276
101,000	7.70%, 06/15/2020	124,778
77,000	ING U.S., Inc. 5.50%, 07/15/2022 (g)	88,335
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (f)	229,485
76,000	Prudential Financial, Inc. 5.63%, 06/15/2043 (a)	81,676

		1,683,957

MATERIALS - 0.7%
105,000	CF Industries, Inc. 5.38%, 03/15/2044	113,016
94,000	Freeport-McMoRan Copper & Gold, Inc. 5.45%, 03/15/2043	97,880
257,000	Hexion U.S. Finance Corp. 6.63%, 04/15/2020	273,705
208,000	Huntsman International LLC 4.88%, 11/15/2020 (g)	216,320
29,000	Martin Marietta Materials, Inc. 4.25%, 07/02/2024 (f)(i)	29,276
	Monsanto Co.
98,000	3.38%, 07/15/2024 (i)	98,852
74,000	4.40%, 07/15/2044 (i)	74,469
148,000	4.70%, 07/15/2064 (i)	149,288
77,000	Newmont Mining Corp. 4.88%, 03/15/2042	69,637

		1,122,443

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
MEDIA - 1.1%
65,000	21st Century Fox America, Inc. 6.65%, 11/15/2037	82,804
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (f)	205,256
103,000	Comcast Corp. 4.75%, 03/01/2044	109,382
50,000	COX Communications, Inc. 4.70%, 12/15/2042 (f)	48,812
	DIRECTV Holdings LLC
156,000	4.45%, 04/01/2024	165,739
336,000	5.15%, 03/15/2042	354,171
77,000	McClatchy Co. (The) 9.00%, 12/15/2022	88,261
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	245,264
	Time Warner Cable, Inc.
189,000	5.88%, 11/15/2040	221,252
61,000	6.55%, 05/01/2037	76,148
168,000	Time Warner, Inc. 5.35%, 12/15/2043	183,475

		1,780,564

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
	AbbVie, Inc.
203,000	1.75%, 11/06/2017	204,272
143,000	2.00%, 11/06/2018	142,971
76,000	Agilent Technologies, Inc. 5.50%, 09/14/2015	80,189
297,000	Amgen, Inc. 2.20%, 05/22/2019 (g)	296,997
205,000	Celgene Corp. 3.63%, 05/15/2024	205,894
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (f)	187,234

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
	Gilead Sciences, Inc.
209,000	3.70%, 04/01/2024	214,884
157,000	4.80%, 04/01/2044	166,330
	Mylan, Inc.
97,000	5.40%, 11/29/2043	104,850
124,000	7.88%, 07/15/2020 (f)	137,285
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	159,914
154,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/2036	186,800
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)	132,215

		2,219,835

REAL ESTATE - 0.6%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	150,308
	American Tower Corp.
220,000	3.40%, 02/15/2019	230,400
65,000	3.50%, 01/31/2023	63,859
8,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC 2.00%, 02/06/2017 (f)	8,024
	Corporate Office Properties LP
139,000	3.60%, 05/15/2023	133,162
99,000	3.70%, 06/15/2021	99,097
118,000	ERP Operating LP 4.50%, 07/01/2044	118,868
164,000	National Retail Properties, Inc. 3.90%, 06/15/2024	165,300

		969,018

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
RETAILING - 1.3%
	Glencore Funding LLC
311,000	2.50%, 01/15/2019 (f)(g)	310,539
15,000	3.13%, 04/29/2019 (f)(g)	15,314
157,000	4.13%, 05/30/2023 (f)(g)	157,974
87,000	4.63%, 04/29/2024 (f)	90,045
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	118,163
227,000	Target Corp. 3.50%, 07/01/2024	230,043
595,000	Tops Holding Corp. 8.88%, 12/15/2017	650,037
	Wal-Mart Stores, Inc.
165,000	3.30%, 04/22/2024 (g)	167,081
207,000	4.30%, 04/22/2044	209,944

		1,949,140

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	105,303

SOFTWARE & SERVICES - 0.8%
55,000	eBay, Inc. 4.00%, 07/15/2042	49,353
	Fidelity National Information Services, Inc.
59,000	1.45%, 06/05/2017	58,972
138,000	3.88%, 06/05/2024 (g)	138,932
310,000	International Business Machines Corp. 3.63%, 02/12/2024	318,720
100,000	Microsoft Corp. 2.38%, 05/01/2023	95,927

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
SOFTWARE & SERVICES (continued)
	Oracle Corp.
337,000	1.20%, 10/15/2017	336,819
154,000	3.63%, 07/15/2023	158,964
98,000	4.50%, 07/08/2044	97,952

		1,255,639

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
	Apple, Inc.
308,000	2.85%, 05/06/2021	311,134
205,000	3.45%, 05/06/2024	207,715
96,000	Brocade Communications Systems, Inc. 4.63%, 01/15/2023 (g)	93,600
214,000	EMC Corp. 1.88%, 06/01/2018	215,616
520,000	Hewlett-Packard Co. 2.75%, 01/14/2019	533,754
128,000	Viasystems, Inc. 7.88%, 05/01/2019 (f)	136,000

		1,497,819

TELECOMMUNICATION SERVICES - 1.9%
	AT&T, Inc.
262,000	2.38%, 11/27/2018 (g)	266,671
93,000	4.35%, 06/15/2045	88,522
118,000	4.80%, 06/15/2044	120,943
96,000	Frontier Communications Corp. 7.13%, 03/15/2019 (g)	109,440
314,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	351,680
	L-3 Communications Corp.
139,000	1.50%, 05/28/2017	139,289
154,000	3.95%, 05/28/2024	155,367

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
TELECOMMUNICATION SERVICES (continued)
119,000	Sprint Corp. 7.25%, 09/15/2021 (f)	131,644
50,000	T-Mobile USA, Inc. 6.25%, 04/01/2021	53,313
80,000	tw telecom holdings, Inc. 6.38%, 09/01/2023	91,200
	Verizon Communications, Inc.
494,000	1.35%, 06/09/2017	494,189
157,000	3.45%, 03/15/2021	162,487
63,000	5.05%, 03/15/2034	67,451
216,000	5.15%, 09/15/2023	242,173
150,000	6.55%, 09/15/2043	189,458
215,000	Windstream Corp. 6.38%, 08/01/2023 (g)	218,762

		2,882,589

TRANSPORTATION - 0.2%
246,000	Ryder System, Inc. 2.45%, 09/03/2019	247,233

UTILITIES - 1.6%
70,000	Arizona Public Service Co. 6.25%, 08/01/2016	77,826
103,000	CMS Energy Corp. 4.88%, 03/01/2044	108,852
276,000	Dominion Resources, Inc. 1.95%, 08/15/2016	282,337
	Duke Energy Corp.
92,000	1.63%, 08/15/2017	92,877
146,000	3.75%, 04/15/2024	150,264
117,000	Exelon Corp. 4.90%, 06/15/2015	121,655
58,000	Florida Power & Light Co. 4.13%, 02/01/2042	58,479

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
CORPORATE BONDS & NOTES (continued)
UTILITIES (continued)
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	122,845
9,000	MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	11,195
167,000	NextEra Energy Capital Holdings, Inc. 2.60%, 09/01/2015	170,672
215,000	Northeast Utilities 1.45%, 05/01/2018	211,325
142,000	PacifiCorp 6.25%, 10/15/2037	185,351
112,000	Potomac Edison Co. (The) 5.35%, 11/15/2014	114,082
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044 (g)	136,155
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	308,307
259,000	Southern Co. (The) 2.45%, 09/01/2018	265,672
99,000	Tampa Electric Co. 4.35%, 05/15/2044	101,600

		2,519,494

	Total Corporate Bonds & Notes (Cost $34,665,963)	35,595,454

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES - 9.4%
BANKS - 4.0%
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (f)	202,180
548,000	Barclays Bank PLC 2.25%, 05/10/2017 (f)(g)	565,585
140,000	Central American Bank for Economic Integration 5.38%, 09/24/2014 (f)	141,419
294,000	Commonwealth Bank of Australia 0.75%, 01/13/2017 (f)	294,883
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	484,835
250,000	Dexia Credit Local SA 2.25%, 01/30/2019 (f)	253,731
	European Investment Bank
735,000	0.88%, 12/15/2014 (g)	737,413
200,000	4.88%, 01/17/2017	220,648
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (f)	202,758
	KFW
729,000	2.00%, 10/04/2022	704,493
31,000	4.50%, 07/16/2018 (g)	34,774
372,000	Korea Development Bank (The) 3.25%, 03/09/2016 (g)	386,470
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (f)	396,951
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (f)	251,696
38,000	National Agricultural Cooperative Federation 4.25%, 01/28/2016 (f)	39,991
441,000	Royal Bank of Canada 1.20%, 09/19/2018	440,215
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (f)	252,384
495,000	Westpac Banking Corp. 1.20%, 05/19/2017 (g)	495,745

		6,106,171

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
CAPITAL GOODS - 0.2%
200,000	Ardagh Packaging Finance PLC 3.21%, 12/15/2019 (a)(f)(i)	200,500
88,000	Bombardier, Inc. 7.75%, 03/15/2020 (f)(g)	99,893

		300,393

CONSUMER SERVICES - 0.1%
117,000	NCL Corp., Ltd. 5.00%, 02/15/2018	121,387

DIVERSIFIED FINANCIALS - 0.5%
400,000	Credit Suisse AG 2.60%, 05/27/2016 (f)	414,571
304,000	Invesco Finance PLC 3.13%, 11/30/2022	302,081

		716,652

ENERGY - 2.1%
	BP Capital Markets PLC
108,000	1.38%, 05/10/2018	107,095
207,000	3.81%, 02/10/2024	214,292
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	210,615
51,000	Ecopetrol SA 5.88%, 05/28/2045 (g)	53,003
99,000	Enbridge, Inc. 4.50%, 06/10/2044	98,115

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
ENERGY (continued)
137,000	Korea National Oil Corp. 2.88%, 11/09/2015 (f)	140,490
138,000	Nexen, Inc. 6.40%, 05/15/2037	166,599
	Petrobras Global Finance BV
250,000	3.00%, 01/15/2019	246,037
48,000	6.25%, 03/17/2024	51,211
48,000	7.25%, 03/17/2044 (g)	53,160
	Petrobras International Finance Co.
286,000	3.50%, 02/06/2017	294,294
45,000	3.88%, 01/27/2016	46,510
	Petroleos Mexicanos
95,000	3.50%, 07/18/2018	100,083
100,000	3.50%, 01/30/2023	97,900
325,000	Shell International Finance BV 3.40%, 08/12/2023	332,393
83,000	Sinopec Capital 2013, Ltd. 3.13%, 04/24/2023 (f)	78,736
	Statoil ASA
319,000	3.70%, 03/01/2024 (g)	334,293
106,000	4.80%, 11/08/2043	117,340
	Talisman Energy, Inc.
61,000	5.50%, 05/15/2042 (g)	66,383
153,000	6.25%, 02/01/2038	178,488
	Weatherford International, Ltd.
95,000	5.95%, 04/15/2042 (g)	108,124
56,000	6.75%, 09/15/2040	68,944

		3,164,105

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
FOOD, BEVERAGE & TOBACCO - 0.1%
217,000	Diageo Capital PLC 1.13%, 04/29/2018 (g)	212,986

INSURANCE - 0.1%
113,000	AXIS Specialty Finance PLC 5.15%, 04/01/2045	117,365
100,000	XLIT, Ltd. 5.25%, 12/15/2043	110,396

		227,761

MATERIALS - 0.7%
205,000	Agrium, Inc. 4.90%, 06/01/2043	210,298
107,000	BHP Billiton Finance USA, Ltd. 5.00%, 09/30/2043	118,729
	Kinross Gold Corp.
103,000	5.95%, 03/15/2024 (f)	107,369
29,000	6.88%, 09/01/2041	29,862
139,000	LYB International Finance BV 4.88%, 03/15/2044	145,499
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023	186,756
109,000	5.40%, 02/01/2043 (g)	109,395
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024 (f)	158,343

		1,066,251

MEDIA - 0.1%
208,000	Cogeco Cable, Inc. 4.88%, 05/01/2020 (f)(g)	211,380

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
	Actavis Funding SCS
237,000	1.30%, 06/15/2017 (f)	236,717
99,000	2.45%, 06/15/2019 (f)	99,392
197,000	3.85%, 06/15/2024 (f)	199,539
99,000	4.85%, 06/15/2044 (f)	100,328
213,000	Perrigo Co. LLC 2.30%, 11/08/2018 (f)	213,132
151,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (f)	163,080

		1,012,188

SOFTWARE & SERVICES - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019 (f)	111,575

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
230,000	Seagate HDD Cayman 4.75%, 01/01/2025 (f)	229,425

TELECOMMUNICATION SERVICES - 0.3%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	328,533
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (f)	201,250

		529,783

UTILITIES - 0.3%
416,000	Electricite de France 2.15%, 01/22/2019 (f)(g)	418,798

	Total Foreign Corporate Bonds & Notes (Cost $14,195,479)	14,428,855

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
FOREIGN CORPORATE BONDS & NOTES (continued)
MUNICIPAL BONDS & NOTES - 0.6%
45,000	American Municipal Power, Inc. OH 6.27%, 02/15/2050	55,403
195,000	Denver City & County School District No 1, CO 4.24%, 12/15/2037	191,679
111,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	135,960
50,000	New Jersey Transportation Trust Fund Authority 6.88%, 12/15/2039	56,027
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	327,859
55,000	South Carolina State Public Service Authority 6.45%, 01/01/2050	71,541
75,000	State of California 5.70%, 11/01/2021	89,844

	Total Municipal Bonds & Notes (Cost $874,432)	928,313

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (f)	330,945
773	Collateralized Mortgage Obligation Trust Series 55, Class B 0.00%, 11/01/2018 (c)	773
47,692	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class CB1 5.23%, 10/25/2035 (a)	—
	GS Mortgage Securities Trust
205,000	3.79%, 01/10/2031 (f)	206,618
105,000	4.26%, 04/10/2047	111,333

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
28,189	MASTR Alternative Loan Trust Series 2003-5, Class 15AX 5.00%, 08/25/2018 (b)	2,264
320,000	Morgan Stanley Capital I Trust Series 2005-T17, Class AJ 4. 84%, 12/13/2041 (a)	325,720
70,744	Wells Fargo Mortgage-Backed Securities Trust Series 2006-3, Class B1 5.50%, 03/25/2036	659

	Total Non-Agency Collateralized Mortgage Obligations (Cost $1,090,642)	978,312

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 4.8%
	Banc of America Commercial Mortgage Trust
465,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (a)	493,879
300,000	Series 2006-4, Class AM 5.68%, 07/10/2046	326,685
39,543	Series 2007-4, Class A4 5.95%, 02/10/2051 (a)	44,077
50,000	Series 2008-1, Class A4 6.42%, 02/10/2051 (a)	56,850
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
110,000	Series 2005-6, Class A4 5.35%, 09/10/2047 (a)	115,041
200,000	Series 2005-1, Class AJ 5.47%, 11/10/2042 (a)	206,140
	Bear Stearns Commercial Mortgage Securities Trust
99,815	Series 2005-T18, Class A4 4.93%, 02/13/2042 (a)	101,715
110,000	Series 2006-T22, Class AJ 5.76%, 04/12/2038 (a)	117,639
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (a)	260,951

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (a)	130,143
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (a)(f)	109,064
60,000	Series 2005-LP5, Class A4 4.98%, 05/10/2043 (a)	61,436
355,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, Class AJ 5.64%, 02/15/2039 (a)	376,998
	GS Mortgage Securities Trust
110,000	Series 2011-GC5, Class A2 3.00%, 08/10/2044	114,163
30,000	Series 2011-GC5, Class B 5.47%, 08/10/2044 (a)(f)	33,997
989,003	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class XA 2.08%, 12/15/2047 (a)(b)	99,700
	JP Morgan Chase Commercial Mortgage Securities Trust
227,291	Series 2005-CB11, Class A4 5.34%, 08/12/2037 (a)	231,816
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/2045	108,454
216,835	Series 2007-CB18, Class A4 5.44%, 06/12/2047	236,721
	JPMBB Commercial Mortgage Securities Trust
65,000	Series 2013-C12, Class AS 4.16%, 07/15/2045 (a)	68,615
100,000	Series 2014-C18, Class C 4.97%, 02/15/2047 (a)	105,634
153,000	Series 2013-C17, Class C 5.05%, 01/15/2047 (a)	163,101
85,000	Series 2013-C15, Class C 5.25%, 11/15/2045 (a)	92,443

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
40,884	JPMCC Commercial Mortgage Pass-Through Certificates Series 2005-LDP1, Class A4 5.04%, 03/15/2046 (a)	41,212
	LB-UBS Commercial Mortgage Trust
185,594	Series 2005-C5, Class A4 4.95%, 09/15/2030	191,413
120,000	Series 2006-C1, Class A4 5.16%, 02/15/2031	126,295
48,487	Series 2006-C4, Class A4 6.03%, 06/15/2038 (a)	52,379
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	278,284
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (a)	244,894
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (a)	324,945
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.22%, 07/15/2046 (a)	221,621
191,000	Series 2013-C10, Class C 4.22%, 07/15/2046 (a)	191,511
100,000	Series 2014-C16, Class C 4.76%, 06/15/2047	104,102
100,000	Series 2014-C14, Class D 5.00%, 02/15/2047 (a)(f)	97,019

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES (continued)
	Morgan Stanley Capital I Trust
246,424	Series 2005-IQ9, Class A5 4.70%, 07/15/2056	248,446
150,000	Series 2006-T21, Class A4 5.16%, 10/12/2052 (a)	157,108
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (a)(f)	111,962
170,000	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (a)	179,698
100,000	Series 2006-IQ11, Class B 5.83%, 10/15/2042 (a)	96,133
50,000	Series 2006-T23, Class A4 5.98%, 08/12/2041 (a)	54,302
230,000	Series 2007-IQ16, Class AMA 6.29%, 12/12/2049 (a)	257,706
70,000	Series 2008-T29, Class AM 6.45%, 01/11/2043 (a)	80,555
	WF-RBS Commercial Mortgage Trust
90,000	Series 2014-C19, Class D 4.23%, 03/15/2047 (f)	81,877
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	122,458
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (a)	281,084
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (a)	150,564
85,000	Series 2013-C17, Class D 5.30%, 12/15/2046 (a)(f)	84,493

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $7,315,784)	7,435,323

SOVEREIGN BONDS - 0.6%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025	202,950
226,000	Chile Government International Bond 3.63%, 10/30/2042	199,445

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes (continued)
SOVEREIGN BONDS (continued)
200,000	Colombia Government International Bond 2.63%, 03/15/2023	187,500
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	215,250
133,000	Turkey Government International Bond 3.25%, 03/23/2023	123,125

	Total Sovereign Bonds (Cost $954,824)	928,270

U.S. TREASURIES - 16.0%
	U.S. Treasury Bonds
1,959,000	3.38%, 05/15/2044	1,972,468
6,454,100	4.50%, 02/15/2036 (g)	7,841,228
	U.S. Treasury Notes
1,366,800	0.38%, 04/30/2016	1,366,480
1,080,000	0.50%, 06/30/2016	1,080,970
2,408,400	0.75%, 01/15/2017	2,412,634
2,382,000	1.63%, 04/30/2019	2,386,745
1,495,800	1.63%, 06/30/2019	1,495,858
145,000	2.13%, 08/15/2021	144,932
5,841,300	2.50%, 05/15/2024 (g)	5,833,543

	Total U.S. Treasuries (Cost $24,200,948)	24,534,858

	Total Bonds & Notes (Cost $129,160,929)	131,509,698

Shares
Domestic Equity - 0.1%
PREFERRED STOCKS - 0.1%
BANKS - 0.1%
6,572	Wells Fargo & Co.	170,625

	Total Preferred Stocks (Cost $164,300)	170,625

	Total Domestic Equity (Cost $164,300)	170,625

Investment Companies (j) - 6.0%
9,207,669	State Street Navigator Prime Securities Lending Portfolio	9,207,669

	Total Investment Companies (Cost $9,207,669)	9,207,669

Total Investments - 91.7%
(Cost $138,532,898)		140,887,992

Other Assets & Liabilities, Net - 8.3%		12,757,344

Net Assets - 100.0%		153,645,336

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2014.
(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2014, these securities amounted to $12,793,806 or 8.3% of net assets.
(g)	Securities (or a portion of securities) on loan. As of June 30, 2014, the market value of securities loaned was $16,974,316. The loaned securities were secured with cash and securities collateral of $17,291,304. Collateral is calculated based on prior day’s prices.
(h)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2014 and will reset at a future date.
(i)	Security purchased on a when-issued basis. As of June 30, 2014, assets with a total aggregate market value of $552,385, or 0.4% of net assets, were purchased on a when-issued basis.
(j)	Represents investments of cash collateral received in connection with securities lending.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2014	Highland Fixed Income Fund

Glossary:
ARM	Adjustable Rate Mortgage
MTN	Medium-Term Note
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, for which $214,000 was pledged as collateral, open at June 30, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes	September 2014	90	$19,763,438	$(13,329)
5 Yr. U.S. Treasury Notes	September 2014	78	9,317,953	5,049

				(8,280)

Short Futures:
10 Yr. U.S. Treasury Notes	September 2014	96	12,016,500	2,532
Ultra Long U.S. Treasury Bond	September 2014	10	1,499,375	10,149
U.S. Long Treasury Bonds	September 2014	43	5,899,063	25,942

				38,623

				$30,343

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

June 30, 2014	Highland Funds II

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	—	Quoted prices for identical investments in active markets.

Level 2	—	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	—	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (“NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

June 30, 2014	Highland Funds II

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

June 30, 2014	Highland Funds II

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2014:

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation
Assets
U.S. Senior Loans(1)	$29,530,011	$—	$28,675,844	$854,167
Non-U.S. Senior Loans(1)	16,203,047	—	14,587,346	1,615,701
Non-U.S. Asset-Backed Securities	44,565,299	—	44,565,299	—
U.S. Convertible Bonds(1)	1,003,750	—	1,003,750	—
U.S. Corporate Bonds & Notes(1)	17,839,375	—	17,839,375	—
Non-U.S. Corporate Bonds & Notes(1)	10,447,307	—	10,447,307	—
Non-U.S. Government Bonds	95,931,609	—	95,931,609	—
U.S. Equity(1)	183,033,948	183,033,948	—	—
Non-U.S. Equity (1)	121,661,808	121,661,808	—	—
U.S. Exchange-Traded Funds	18,071,327	18,071,327	—	—
Non-Exchange-Traded Funds	2,961,600	2,961,600	—	—
U.S. Registered Investment Companies	11,514,894	11,514,894	—	—
Investment Companies	91,167,476	91,167,476	—	—

Total Assets	643,931,451	428,411,053	213,050,530	2,469,868

Liabilities
Securities Sold Short
U.S. Equity(1)	(1,876,950)	(1,876,950)	—	—

Total Liabilities	(1,876,950)	(1,876,950)	—	—

Total	$642,054,501	$426,534,103	$213,050,530	$2,469,868

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Dividend Equity Fund
Assets
Common Stocks(1)	$25,085,199	$25,085,199	$—	$—
Exchange-Traded Funds	653,648	653,648	—	—
Investment Companies	6,584,495	6,584,495	—	—

Total	$32,323,342	$32,323,342	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

June 30, 2014	Highland Funds II

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$204,696,586	$204,696,586	$—	$—
Investment Companies	14,468,547	14,468,547	—	—
Other Financial Instruments
Equity Contracts – Futures(2)	23,694	23,694	—	—

Total	$219,188,827	$219,188,827	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$41,219,382	$41,219,382	$—	$—
Investment Companies	11,701,846	11,701,846	—	—

Total	$52,921,228	$52,921,228	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$125,383	$—	$125,383	$—
Agency Mortgage-Backed Securities	6,237,341	—	6,237,341	—
Asset-Backed Securities	10,040	—	10,040	—
Corporate Bonds & Notes(1)	5,396,553	—	5,396,553	—
Foreign Corporate Bonds & Notes(1)	2,037,218	—	2,037,218	—
Municipal Bonds & Notes(1)	180,366	—	180,366	—
Non-Agency Collateralized Mortgage Obligations	116,559	—	116,559	—
Non-Agency Collateralized Mortgage-Backed Securities	1,121,228	—	1,121,228	—
Sovereign Bonds	51,875	—	51,875	—
U.S. Treasuries	4,661,070	—	4,661,070	—
Domestic Equity(1)	24,684,725	24,660,165	24,560	—
Foreign Equity(1)	19,975,825	19,975,825	—	—
Exchange-Traded Funds	2,778,670	2,778,670	—	—
Investment Companies	17,780,303	17,780,303	—	—
Other Financial Instruments
Equity Contracts – Futures(2)	54,818	54,818	—	—
Interest Rate Contracts - Futures(2)	8,333	8,333	—	—

Total Assets	85,220,307	65,258,114	19,962,193	—

Liabilities
Other Financial Instruments
Equity Contracts – Futures(2)	(2,278)	(2,278)	—	—
Interest Rate Contracts - Futures(2)	(5,054)	(5,054)	—	—

Total Liabilities	(7,332)	(7,332)	—	—

Total	$85,212,975	$65,250,782	$19,962,193	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

June 30, 2014	Highland Funds II

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes	$28,059,669	$—	$28,059,669	$—

Total	$28,059,669	$—	$28,059,669	$—

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$909,134	$—	$909,134	$—
Agency Mortgage-Backed Securities	43,852,957	—	43,852,957	—
Asset-Backed Securities	1,918,222	—	1,918,222	—
Corporate Bonds & Notes(1)	35,595,454	—	35,595,454	—
Foreign Corporate Bonds & Notes(1)	14,428,855	—	14,428,855	—
Municipal Bonds & Notes	928,313	—	928,313	—
Non-Agency Collateralized Mortgage Obligations	978,312	—	978,312	—
Non-Agency Collateralized Mortgage-Backed Securities	7,435,323	—	7,435,323	—
Sovereign Bonds	928,270	—	928,270	—
U.S. Treasuries	24,534,858	—	24,534,858	—
Domestic Equity(1)	170,625	—	170,625	—
Investment Companies	9,207,669	9,207,669	—	—
Other Financial Instruments
Interest Rate Contracts – Futures(2)	43,672	43,672	—	—

Total Assets	140,931,664	9,251,341	131,680,323	—

Liabilities
Other Financial Instruments
Interest Rate Contracts – Futures(2)	(13,329)	(13,329)	—	—

Total Liabilities	(13,329)	(13,329)	—	—

Total	$140,918,335	$9,238,012	$131,680,323	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. There were no transfers between levels 1, 2 or 3 during the period ended June 30, 2014.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended June 30, 2014, $651,222 of the Global Allocation Fund’s portfolio investments were transferred to Level 3 from Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

June 30, 2014	Highland Funds II

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. For the period ended June 30, 2014, the Premier Growth Equity Fund, Total Return Fund and Fixed Income Fund held futures contracts as detailed in each Fund’s Investment Portfolio. The Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments. Securities held as collateral for futures contracts can be found on the Investment Portfolio. However, no funds held securities collateral as of June 30, 2014.The Funds held cash as collateral for futures contracts.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2014, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	43,207,614	8,537,852	34,669,762	609,261,689
Dividend Equity Fund	5,126,705	21,578	5,105,127	27,218,215
Premier Growth Equity Fund	76,885,993	—	76,885,993	142,279,140
Small-Cap Equity Fund	10,446,259	208,294	10,237,965	42,683,263
Total Return Fund	9,894,784	491,042	9,403,742	75,753,414
Tax-Exempt Fund	2,307,211	17,857	2,289,354	25,770,315
Fixed Income Fund	2,757,868	628,698	2,129,170	138,758,822

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Global Allocation Fund held at least five percent of the outstanding voting securities of the following companies during the period ended June 30, 2014:

			Market Value
Issuer	Shares at September 30, 2013	Shares at June 30, 2014	September 30, 2013	June 30, 2014	Affiliated Income	Purchases	Sales
Highland Energy MLP Fund (U.S. Registered Investment Companies)	—	936,170	$—	$11,514,894	$—	$11,000,000	$—
Highland/iBoxx Senior Loan, ETF. (Common Stocks)	—	37,383	—	745,043	—	14,991,579	14,307,447

	—	973,553	$—	$12,259,937	$—	$25,991,579	$14,307,447

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2014	Highland Energy MLP Fund

Shares		Value ($)
Common Stocks - 13.4%
ENERGY - 13.4%
7,254	EnLink Midstream LLC	302,201
11,715	Kinder Morgan, Inc.	424,786
2,559	ONEOK, Inc.	174,217
6,305	Targa Resources Corp.	879,989
8,647	Williams Cos., Inc. (The)	503,342

		2,284,535

	Total Common Stocks (Cost $1,842,771)	2,284,535

Master Limited Partnerships - 92.7%
ENERGY - 92.7%
7,440	Access Midstream Partners LP	472,812
16,726	Boardwalk Pipeline Partners LP	309,431
5,090	Buckeye Partners LP	422,775
22,590	Crestwood Midstream Partners LP	498,561
20,367	Dynagas LNG Partners LP	493,900
20,951	Enable Midstream Partners LP	548,707
13,853	Enbridge Energy Partners LP	511,591
11,357	Energy Transfer Equity LP	669,382
9,235	Energy Transfer Partners LP	535,353
16,789	EnLink Midstream Partners LP	527,678
8,912	Enterprise Products Partners LP	697,720
6,035	EQT Midstream Partners LP	583,826
5,175	Genesis Energy LP	290,007
3,208	Kinder Morgan Energy Partners LP	263,730
5,325	Magellan Midstream Partners LP	447,513
10,606	MarkWest Energy Partners LP	759,177
21,358	Midcoast Energy Partners LP	469,876
8,947	MPLX LP	577,082

Shares		Value ($)
Master Limited Partnerships (continued)
ENERGY (continued)
1,835	NextEra Energy Partners LP (a)	61,491
11,204	NGL Energy Partners LP	485,581
4,890	Oiltanking Partners LP	461,763
6,894	ONEOK Partners LP	403,988
7,976	Phillips 66 Partners LP	602,667
8,576	Plains All American Pipeline LP	514,989
15,472	Plains GP Holdings LP, Class A	494,949
14,824	Regency Energy Partners LP	477,481
11,650	Seadrill Partners LLC	386,314
11,631	Tallgrass Energy Partners LP	451,283
8,798	Targa Resources Partners LP	632,752
7,151	Tesoro Logistics LP	524,883
6,094	Valero Energy Partners LP	306,589
3,860	Western Gas Equity Partners LP	242,022
7,998	Western Refining Logistics LP	261,615
8,761	Williams Partners LP	475,635

		15,863,123

	Total Master Limited Partnerships (Cost $13,678,865)	15,863,123

Contracts
Purchased Call Options (b) - 0.1%
800	Kinder Morgan, Inc. Strike price $37.50, expires 07/19/2014	23,200

	Total Purchased Call Options (Cost $40,795)	23,200

Total Investments - 106.2% (Cost $15,562,431)		18,170,858

Other Assets & Liabilities, Net - (6.2)%		(1,062,623)

Net Assets - 100.0%		17,108,235

(a)	Non-income producing security.
(b)	Options are shown at market value.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

June 30, 2014	Highland Energy MLP Fund

Investment Objective

Highland Energy MLP Fund’s (“the Fund”) investment strategy is to focus on master limited partnership (“MLP”) investments. Under normal market conditions, the Fund seeks to achieve its objective of providing investors with current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of MLP investments. MLPs typically are characterized as “publicly traded partnerships” that qualify to be treated as partnerships for U.S. federal income tax purposes and are principally engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products (collectively, the energy industry). The Fund’s MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	—	Quoted prices for identical investments in active markets.

Level 2	—	Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	—	Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Highland Capital Management Fund Advisors, L.P., (the “Investment Adviser” or “Highland”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on National Association of Securities Dealers Automated Quotation (“NASDAQ”) are valued using the NASDAQ Official Closing Price; Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2014	Highland Energy MLP Fund

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Fund uses non-binding broker quotes as the primary basis for valuation when there is limited or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Highland conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Fund’s financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations and other anomalies that may indicate that a price may not be accurate. Based on the information available, Highland believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

Written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2014	Highland Energy MLP Fund

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

	Total value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$2,284,535	$2,284,535	$—	$—
Master Limited Partnerships(1)	15,863,123	15,863,123	—	—
Purchased Options
Equity Contracts	23,200	23,200	—	—

Total	$18,170,858	$18,170,858	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

For the period ended June 30, 2014, there were no transfers between Levels 1, 2 or 3.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at amortized cost plus accrued interest, which approximates market value.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

June 30, 2014	Highland Energy MLP Fund

Master Limited Partnerships

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the the Internal Revenue Code of 1986, as amended, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Derivative Transactions

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions and to gain market exposure for residual and accumulating cash positions.

Options

The Fund may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

For the period ended June 30, 2014, the Fund did not invest in written options.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2014, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation) Before Tax	Net Appreciation/ (Depreciation) After Tax	Cost
$2,626,022	$17,595	$2,608,427	$1,656,739	$15,562,431

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	August 28, 2014

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(principal financial officer)

Date:	August 28, 2014